UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.	5,296	$97,393
Aerosonic Corp. (a)	200	948
AeroVironment, Inc. (a)	2,793	50,637
Alliant Techsystems, Inc.	4,356	315,505
Arotech Corp. (a)	4,742	5,501
Astronics Corp. (a)	1,768	52,722
Astrotech Corp. (a)	3,505	2,804
BE Aerospace, Inc. (a)	14,158	853,586
CPI Aerostructures, Inc. (a)	1,655	14,183
Cubic Corp.	2,145	91,634
Curtiss-Wright Corp.	6,201	215,175
Ducommun, Inc. (a)	1,595	31,565
Esterline Technologies Corp. (a)	4,211	318,773
Exelis, Inc.	24,964	271,858
GenCorp, Inc. (a)	8,769	116,628
Heico Corp., Class A	6,141	210,698
Hexcel Corp. (a)(b)	13,654	396,102
Huntington Ingalls Industries, Inc.	6,822	363,817
Innovative Solutions & Support, Inc.	2,908	14,336
Kratos Defense & Security Solutions, Inc. (a)	7,919	39,833
LMI Aerospace, Inc. (a)	1,546	32,141
Mantech International Corp., Class A	2,948	79,213
Moog, Inc., Class A (a)	6,058	277,638
Orbital Sciences Corp. (a)	8,252	137,726
RBC Bearings, Inc. (a)	3,123	157,899
Smith & Wesson Holding Corp. (a)(b)	9,445	85,005
Spirit AeroSystems Holdings, Inc., Class A (a)	14,907	283,084
Sturm Ruger & Co., Inc.	2,674	135,652
Taser International, Inc. (a)	7,804	62,042
Teledyne Technologies, Inc. (a)	5,034	394,867
TransDigm Group, Inc.	6,178	944,740
Triumph Group, Inc.	6,856	538,196
VSE Corp.	720	17,993

		6,609,894

Alternative Energy — 0.1%
Amyris, Inc. (a)(b)	6,093	18,766
Ascent Solar Technologies, Inc. (a)	4,569	2,559
BioFuel Energy Corp. (a)(b)	568	2,902
DayStar Technologies, Inc. (a)	334	247
FuelCell Energy, Inc. (a)	23,883	22,541
Green Plains Renewable Energy, Inc. (a)	3,197	36,574
GreenHunter Energy, Inc. (a)(b)	4,878	7,512
GT Advanced Technologies, Inc. (a)	15,878	52,239
KiOR, Inc., Class A (a)	1,912	8,891
Ocean Power Technologies, Inc. (a)	1,816	2,760
Pacific Ethanol, Inc. (a)(b)	4,744	1,599
Plug Power, Inc. (a)(b)	5,885	1,275
	Shares	Value
Common Stocks

Alternative Energy (concluded)
Rex American Resources Corp. (a)	909	$20,107
Solazyme, Inc. (a)(b)	5,964	46,579
STR Holdings, Inc. (a)	5,665	12,293
SunPower Corp. (a)	4,306	49,691
Verenium Corp. (a)	2,654	6,847

		293,382

Automobiles & Parts — 1.9%
Allison Transmission Holdings, Inc.	4,272	102,571
American Axle & Manufacturing Holdings, Inc. (a)	9,498	129,648
Cooper Tire & Rubber Co.	8,488	217,802
Dana Holding Corp.	19,923	355,227
Dorman Products, Inc.	3,713	138,161
Exide Technologies (a)	10,415	28,121
Federal-Mogul Corp., Class A (a)	2,419	14,587
Fuel Systems Solutions, Inc. (a)	1,979	32,594
General Motors Co. (a)	102,589	2,854,026
Gentex Corp.	19,132	382,831
Gentherm, Inc. (a)	4,336	71,024
Lear Corp.	12,817	703,269
LKQ Corp. (a)	40,178	874,273
LoJack Corp. (a)	3,917	12,221
Modine Manufacturing Co. (a)	6,486	59,023
Motorcar Parts of America, Inc. (a)	2,269	13,909
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,934	1,816
Shiloh Industries, Inc.	848	9,133
Standard Motor Products, Inc.	2,650	73,458
Stoneridge, Inc. (a)	4,021	30,680
Strattec Security Corp.	500	14,215
Superior Industries International, Inc.	3,069	57,329
Tenneco, Inc. (a)	8,207	322,617
Tesla Motors, Inc. (a)(b)	9,883	374,467
Titan International, Inc.	7,130	150,300
TRW Automotive Holdings Corp. (a)	14,280	785,400
U.S. Auto Parts Network, Inc. (a)	4,850	5,820
Visteon Corp. (a)	7,082	408,631
WABCO Holdings, Inc. (a)	8,533	602,344

		8,825,497

Banks — 4.8%
1st Source Corp.	774	18,344
1st United Bancorp, Inc.	5,499	35,524
Ameriana Bancorp	564	5,048
American National BankShares, Inc.	1,414	30,486
Ameris Bancorp (a)	3,662	52,550
Ames National Corp.	1,492	31,123
Arrow Financial Corp.	1,885	46,446
Associated Banc-Corp.	22,204	337,279
Astoria Financial Corp.	11,110	109,545
Bancfirst Corp.	770	32,109
Bancorp of New Jersey, Inc.	1,300	16,900

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 1

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Banks (continued)
The Bancorp, Inc. (a)	5,029	$69,652
BancorpSouth, Inc.	10,876	177,279
Bank Mutual Corp.	6,240	34,507
Bank of Hawaii Corp.	5,914	300,490
Bank of Kentucky Financial Corp.	1,025	28,116
Bank of Marin Bancorp	803	32,192
Bank of the Ozarks, Inc.	4,025	178,509
BankFinancial Corp.	2,716	21,972
BankUnited, Inc.	6,544	167,657
Banner Corp.	2,488	79,193
Bar Harbor Bankshares	824	30,117
BCB Bancorp, Inc.	2,031	20,737
Beneficial Mutual Bancorp, Inc. (a)	4,923	50,707
Berkshire Bancorp, Inc.	1,442	12,041
Berkshire Hills Bancorp, Inc.	3,446	88,011
BofI Holding, Inc. (a)	1,754	62,934
BOK Financial Corp.	3,285	204,655
Boston Private Financial Holdings, Inc.	10,988	108,561
Bridge Bancorp, Inc.	1,411	30,351
Bridge Capital Holdings (a)	1,807	27,539
Brookline Bancorp, Inc.	9,649	88,192
Bryn Mawr Bank Corp.	1,850	43,068
California First National Bancorp	611	10,564
Camco Financial Corp. (a)	1,913	6,676
Camden National Corp.	1,176	38,902
Cape Bancorp, Inc.	2,315	21,205
Capital City Bank Group, Inc. (a)	1,563	19,303
CapitalSource, Inc.	28,262	271,880
Capitol Federal Financial, Inc.	18,609	224,611
Cardinal Financial Corp.	4,270	77,629
Cascade Bancorp (a)	1,327	8,971
Cathay General Bancorp	9,933	199,852
Center Bancorp, Inc.	2,591	32,206
Centerstate Banks, Inc.	4,087	35,066
Central Pacific Financial Corp. (a)	4,006	62,894
Century Bancorp, Inc., Class A	731	24,788
CFS Bancorp, Inc.	2,109	16,682
Chemical Financial Corp.	3,689	97,316
Chicopee Bancorp, Inc.	1,566	26,309
Citizens & Northern Corp.	1,985	38,707
Citizens Republic Bancorp, Inc. (a)	5,612	126,551
City Holding Co.	2,172	86,424
City National Corp.	6,327	372,724
Clifton Savings Bancorp, Inc.	1,775	22,116
CNB Financial Corp.	2,070	35,293
CoBiz Financial, Inc.	5,384	43,503
Colony Bankcorp, Inc. (a)	750	4,065
Columbia Banking System, Inc.	5,396	118,604
Commerce Bancshares, Inc.	10,131	413,649
Community Bank System, Inc.	5,380	159,409
Community Trust Bancorp, Inc.	2,061	70,136
Cullen/Frost Bankers, Inc.	8,212	513,496
CVB Financial Corp.	11,902	134,136
Dime Community Bancshares, Inc.	4,444	63,816
	Shares	Value
Common Stocks

Banks (continued)
Doral Financial Corp. (a)	17,589	$12,395
Eagle Bancorp, Inc. (a)	2,822	61,774
East-West Bancorp, Inc.	18,743	481,133
Eastern Virginia Bankshares, Inc. (a)	2,156	12,203
Enterprise Bancorp, Inc.	1,140	19,323
Enterprise Financial Services Corp.	2,647	37,958
ESB Financial Corp.	1,979	27,093
ESSA Bancorp, Inc.	2,145	23,252
Farmers Capital Bank Corp. (a)	1,302	24,478
Fidelity Southern Corp. (a)	1,622	18,653
Financial Institutions, Inc.	1,950	38,922
First Bancorp, Inc.	1,404	25,286
First Bancorp, North Carolina	2,188	29,516
First Bancorp, Puerto Rico (a)	9,148	56,992
First Busey Corp.	10,122	46,258
First California Financial Group, Inc. (a)	3,647	31,072
First Citizens Banc Corp.	1,258	8,567
First Citizens BancShares, Inc., Class A	633	115,649
First Commonwealth Financial Corp.	14,043	104,761
First Community Bancshares, Inc.	2,285	36,217
First Connecticut Bancorp, Inc.	3,270	48,167
First Defiance Financial Corp.	1,557	36,309
First Federal Bancshares of Arkansas, Inc. (a)	764	7,640
First Financial Bancorp	7,832	125,704
First Financial Bankshares, Inc.	4,020	195,372
First Financial Corp.	1,608	50,636
First Financial Holdings, Inc.	2,423	50,786
First Financial Northwest, Inc. (a)	2,613	20,408
First Financial Service Corp. (a)	358	1,113
First Interstate Bancsystem, Inc.	2,429	45,689
First M&F Corp.	1,514	21,423
First Merchants Corp.	4,220	65,283
First Midwest Bancorp, Inc.	10,200	135,456
First Niagara Financial Group, Inc.	47,780	423,331
The First of Long Island Corp.	1,298	38,486
First Pactrust Bancorp, Inc.	1,762	20,087
First Republic Bank	9,304	359,320
First Security Group, Inc. (a)	108	270
First South Bancorp, Inc. (a)	1,978	12,936
First United Corp. (a)	1,435	11,997
FirstMerit Corp.	14,309	236,528
Flagstar Bancorp, Inc. (a)	2,769	38,572
Flushing Financial Corp.	4,169	70,623
FNB Corp.	18,690	226,149
FNB United Corp. (a)	1,696	16,553
Fox Chase Bancorp., Inc.	2,078	35,097
Franklin Financial Corp.	2,309	42,139
Fulton Financial Corp.	25,879	302,784
German American Bancorp, Inc.	1,772	40,774
Glacier Bancorp, Inc.	9,754	185,131

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 2

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Banks (continued)
Great Southern Bancorp, Inc.	1,408	$34,341
Guaranty Bancorp (a)	15,184	31,886
Hampton Roads Bankshares, Inc. (a)	6,003	7,864
Hancock Holding Co.	11,130	344,140
Hanmi Financial Corp. (a)	4,462	71,392
Hawthorn Bancshares, Inc.	1,149	12,754
Heartland Financial USA, Inc.	2,008	50,742
Heritage Commerce Corp. (a)	3,604	24,255
Heritage Financial Corp.	2,255	32,697
HMN Financial, Inc. (a)	1,094	6,400
Home Bancorp, Inc. (a)	1,539	28,641
Home Bancshares, Inc.	3,108	117,078
Home Federal Bancorp, Inc.	2,462	31,514
HomeTrust Bancshares, Inc. (a)	3,179	50,228
Horizon Bancorp	1,182	23,888
Hudson Valley Holding Corp.	2,243	33,443
IBERIABANK Corp.	3,901	195,128
Independent Bank Corp.	3,109	101,322
Independent Bank Corp./MI (a)	1,901	16,082
International Bancshares Corp.	6,918	143,894
Intervest Bancshares Corp. (a)	3,247	19,092
Investors Bancorp, Inc.	6,694	125,713
Kearny Financial Corp.	2,474	25,235
Lakeland Bancorp, Inc.	3,872	38,139
Lakeland Financial Corp.	2,321	61,947
Macatawa Bank Corp. (a)	4,611	24,946
MainSource Financial Group, Inc.	2,922	41,025
MB Financial, Inc.	7,442	179,873
Mercantile Bank Corp.	1,247	20,837
Merchants Bancshares, Inc.	955	28,779
Metro Bancorp, Inc. (a)	2,216	36,653
Midsouth Bancorp, Inc.	1,426	23,187
MidwestOne Financial Group, Inc.	1,321	31,453
MutualFirst Financial, Inc.	1,313	18,671
NASB Financial, Inc. (a)	717	15,093
National Bankshares, Inc.	1,112	38,842
National Penn Bancshares, Inc.	15,821	169,126
NBT Bancorp, Inc.	5,949	131,770
New York Community Bancorp, Inc.	59,140	848,659
Newbridge Bancorp (a)	3,062	18,035
North Valley Bancorp (a)	1,108	19,612
Northfield Bancorp, Inc.	3,265	37,090
Northrim BanCorp, Inc.	1,133	25,459
Northwest Bancshares, Inc.	12,377	157,064
Norwood Financial Corp.	689	21,104
OceanFirst Financial Corp.	2,845	41,025
Ohio Valley Banc Corp.	934	19,381
Old National Bancorp	13,383	184,016
Old Second Bancorp, Inc. (a)	3,802	12,090
OmniAmerican Bancorp, Inc. (a)	2,074	52,431
Oriental Financial Group, Inc.	6,245	96,860
Oritani Financial Corp.	5,700	88,293
Orrstown Financial Service, Inc. (a)	1,278	18,902
	Shares	Value
Common Stocks

Banks (continued)
Pacific Continental Corp.	2,847	$31,801
PacWest Bancorp	4,381	127,531
Park National Corp.	1,722	120,178
Park Sterling Corp. (a)	8,006	45,154
Peapack-Gladstone Financial Corp.	1,408	20,993
Penns Woods Bancorp, Inc.	801	32,817
Peoples Bancorp of North Carolina, Inc.	1,383	15,628
Peoples Bancorp, Inc.	1,544	34,570
Peoples Financial Corp.	1,245	15,301
Pinnacle Financial Partners, Inc. (a)	4,638	108,344
Popular, Inc. (a)	13,809	381,266
Porter Bancorp, Inc. (a)	1,044	827
Preferred Bank (a)	2,017	31,828
Premierwest Bancorp (a)	2,866	5,703
PrivateBancorp, Inc.	8,215	155,346
Prosperity Bancshares, Inc.	5,744	272,208
Provident Financial Holdings, Inc.	1,754	29,836
Provident Financial Services, Inc.	7,279	111,150
Provident New York Bancorp	5,455	49,477
Pulaski Financial Corp.	2,347	24,808
PVF Capital Corp. (a)	4,727	18,719
Renasant Corp.	3,407	76,249
Republic Bancorp, Inc., Class A	1,556	35,228
Republic First Bancorp, Inc. (a)	4,534	12,559
Riverview Bancorp, Inc. (a)	5,241	13,836
Rockville Financial, Inc.	4,307	55,819
Roma Financial Corp.	1,497	24,042
Royal Bancshares of Pennsylvania, Class A (a)	1,265	1,898
S&T Bancorp, Inc.	3,973	73,659
Sandy Spring Bancorp, Inc.	3,398	68,300
SCBT Financial Corp.	2,359	118,894
Seacoast Banking Corp. of Florida (a)	13,010	27,191
Shore Bancshares, Inc.	1,363	9,296
Sierra Bancorp	1,748	22,986
Signature Bank (a)(b)	6,353	500,362
Simmons First National Corp., Class A	2,274	57,578
Southside Bancshares, Inc.	2,491	52,336
Southwest Bancorp, Inc. (a)	2,692	33,812
State Bank Financial Corp.	4,834	79,133
StellarOne Corp.	3,273	52,859
Sterling Bancorp	4,510	45,822
Sterling Financial Corp.	3,996	86,673
Suffolk Bancorp (a)	1,913	27,241
Summit Financial Group, Inc. (a)	785	5,558
Sun Bancorp, Inc. (a)	6,375	21,739
Susquehanna Bancshares, Inc.	24,507	304,622
SVB Financial Group (a)(b)	5,997	425,427
SY Bancorp, Inc.	2,038	45,855
Synovus Financial Corp.	95,686	265,050

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 3

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Banks (concluded)
Taylor Capital Group, Inc. (a)	2,118	$33,867
TCF Financial Corp.	21,938	328,192
Territorial Bancorp., Inc.	2,005	47,679
Texas Capital Bancshares, Inc. (a)	5,584	225,873
TFS Financial Corp. (a)	11,099	120,202
Tompkins Trustco, Inc.	1,650	69,762
Towne Bank	4,373	65,464
Trico Bancshares	1,982	33,892
TrustCo Bank Corp. NY	12,856	71,736
Trustmark Corp.	8,605	215,211
UMB Financial Corp.	4,130	202,659
Umpqua Holdings Corp.	14,664	194,445
Union First Market Bankshares Corp.	2,830	55,355
United Bancorp, Inc.	1,417	10,231
United Bankshares, Inc.	5,963	158,675
United Community Banks, Inc. (a)	6,288	71,306
United Community Entitlement (a)	4,444	301
United Community Financial Corp. (a)	4,444	17,243
United Financial Bancorp, Inc.	2,897	44,034
United Security Bancshares (a)	3,565	15,615
Univest Corp. of Pennsylvania	2,482	43,236
Valley National Bancorp	26,480	271,155
ViewPoint Financial Group, Inc.	5,313	106,844
Virginia Commerce Bancorp, Inc. (a)	3,954	55,554
Washington Banking Co.	2,564	35,742
Washington Federal, Inc.	13,685	239,487
Washington Trust Bancorp, Inc.	2,042	55,910
Waterstone Financial, Inc. (a)	2,121	17,541
Webster Financial Corp.	10,701	259,606
WesBanco, Inc.	3,289	78,772
West Bancorp., Inc.	2,837	31,491
Westamerica Bancorp	3,583	162,417
Western Alliance Bancorp (a)	10,270	142,137
Westfield Financial, Inc.	4,229	32,902
Wilshire Bancorp, Inc. (a)	9,383	63,617
Wintrust Financial Corp.	4,934	182,755
WSFS Financial Corp.	1,149	55,887
Yardkin Valley Financial Corp. (a)	6,902	27,677

		22,075,654

Beverages — 0.1%
The Boston Beer Co., Inc., Class A (a)	1,101	175,764
Central European Distribution Corp. (a)(b)	7,333	2,456
Coca-Cola Bottling Co. Consolidated	705	42,525
Craft Brew Alliance, Inc. (a)	1,511	11,242
Jamba, Inc. (a)	12,001	34,203
National Beverage Corp.	1,933	27,159
Primo Water Corp. (a)	3,948	4,343
	Shares	Value
Common Stocks

Beverages (concluded)
Willamette Valley Vineyards, Inc. (a)	971	$4,651

		302,343

Chemicals — 2.5%
A. Schulman, Inc.	3,839	121,159
Aceto Corp.	3,697	40,926
Albemarle Corp. (c)	11,856	741,237
American Vanguard Corp.	3,333	101,790
Ashland, Inc.	9,840	731,112
Axiall Corp.	9,444	587,039
Balchem Corp.	4,054	178,133
Cabot Corp.	7,989	273,224
Calgon Carbon Corp. (a)	7,518	136,076
Cambrex Corp. (a)	4,471	57,184
Celanese Corp., Series A	21,435	944,212
Chase Corp.	1,050	20,286
Chemtura Corp. (a)	13,098	283,048
Codexis, Inc. (a)	3,595	8,592
Cytec Industries, Inc.	5,977	442,776
Ferro Corp. (a)	12,030	81,202
FutureFuel Corp.	2,290	27,823
H.B. Fuller Co.	6,578	257,068
Hawkins, Inc.	1,297	51,815
Huntsman Corp.	25,722	478,172
Innophos Holdings, Inc.	2,897	158,060
Intrepid Potash, Inc.	7,289	136,742
KMG Chemicals, Inc.	1,340	26,050
Koppers Holdings, Inc.	2,838	124,815
Kraton Performance Polymers, Inc. (a)	4,506	105,440
Kronos Worldwide, Inc.	2,763	43,241
LSB Industries, Inc. (a)	2,620	91,124
Metabolix, Inc. (a)	4,583	8,387
Minerals Technologies, Inc.	4,699	195,055
NewMarket Corp.	1,445	376,220
NL Industries, Inc.	962	11,958
Olin Corp.	10,633	268,164
OM Group, Inc. (a)	4,409	103,523
Omnova Solutions, Inc. (a)	6,833	52,409
Penford Corp. (a)	2,070	22,708
PolyOne Corp.	13,481	329,071
Polypore International, Inc. (a)	6,419	257,915
Quaker Chemical Corp.	1,785	105,351
Rentech, Inc.	30,656	72,042
Rockwood Holdings, Inc.	10,615	694,646
RPM International, Inc.	17,653	557,482
Senomyx, Inc. (a)	7,787	16,430
Sensient Technologies Corp.	6,756	264,092
Stepan Co.	2,249	141,912
TOR Minerals International, Inc. (a)	651	7,545
Tredegar Corp.	3,240	95,386
Tronox Ltd., Class A	3,207	63,531
Valhi, Inc.	2,609	41,874
The Valspar Corp.	11,192	696,702

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 4

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Chemicals (concluded)
W.R. Grace & Co. (a)	9,547	$739,988
Westlake Chemical Corp.	2,688	251,328
Zagg, Inc. (a)	3,878	28,232
Zep, Inc.	3,058	45,901
Zoltek Cos., Inc. (a)(b)	3,792	45,314

		11,741,512

Construction & Materials — 2.4%
A.O. Smith Corp.	5,183	381,313
Aaon, Inc.	2,614	72,120
Acuity Brands, Inc.	5,743	398,277
AECOM Technology Corp. (a)	14,145	463,956
Aegion Corp. (a)	5,380	124,547
Ameresco, Inc., Class A (a)	2,678	19,817
American DG Energy, Inc. (a)	5,462	11,470
American Woodmark Corp. (a)	1,414	48,118
Apogee Enterprises, Inc.	3,829	110,850
Argan, Inc.	1,576	23,498
Armstrong World Industries, Inc.	2,916	162,975
Baran Group Ltd. (a)	102	408
BlueLinx Holdings, Inc. (a)	6,331	18,043
Builders FirstSource, Inc. (a)	7,703	45,140
Eagle Materials, Inc.	6,315	420,768
EMCOR Group, Inc.	8,931	378,585
Fortune Brands Home & Security, Inc. (a)	22,315	835,251
Foster Wheeler AG (a)	14,173	323,853
Generac Holdings, Inc.	5,589	197,515
Gibraltar Industries, Inc. (a)	4,125	75,281
Granite Construction, Inc.	4,733	150,699
Great Lakes Dredge & Dock Corp.	7,794	52,454
Griffon Corp.	6,291	74,989
Headwaters, Inc. (a)	10,255	111,780
Hill International, Inc. (a)	3,739	11,180
Insteel Industries, Inc.	2,223	36,279
Integrated Electrical Services, Inc. (a)	2,175	13,877
KBR, Inc.	19,739	633,227
L.B. Foster Co., Class A	1,361	60,279
Layne Christensen Co. (a)	2,780	59,436
Lennox International, Inc.	6,113	388,114
Louisiana-Pacific Corp. (a)	18,887	407,959
Martin Marietta Materials, Inc.	6,172	629,667
Mastec, Inc. (a)	7,811	227,691
MDU Resources Group, Inc.	25,226	630,398
Mueller Water Products, Inc., Series A	21,468	127,305
MYR Group, Inc. (a)	2,944	72,305
NCI Building Systems, Inc. (a)	2,792	48,497
Nortek, Inc. (a)	2,153	153,638
Northwest Pipe Co. (a)	1,511	42,278
Omega Flex, Inc.	642	11,036
Orion Marine Group, Inc. (a)	4,065	40,406
Owens Corning, Inc. (a)	15,971	629,737
PGT, Inc. (a)	3,696	25,392
	Shares	Value
Common Stocks

Construction & Materials (concluded)
Pike Electric Corp.	2,962	$42,149
Primoris Services Corp.	4,130	91,314
Quanex Building Products Corp.	5,035	81,064
Simpson Manufacturing Co., Inc.	5,361	164,100
Sterling Construction Co., Inc. (a)	2,322	25,287
Texas Industries, Inc. (a)	2,867	180,936
Thermon Group Holdings, Inc. (a)	2,520	55,969
TRC Cos., Inc. (a)	2,546	16,422
Trex Co., Inc. (a)	2,120	104,262
Tutor Perini Corp. (a)	4,791	92,466
Universal Forest Products, Inc.	2,582	102,789
USG Corp. (a)	12,215	322,965
Valmont Industries, Inc.	3,209	504,679
Watsco, Inc.	3,982	335,205
Watts Water Technologies, Inc., Class A	3,712	178,139

		11,048,154

Electricity — 1.8%
Allete, Inc.	4,714	231,080
Alliant Energy Corp.	14,797	742,514
Alteva	1,070	9,812
Black Hills Corp.	5,997	264,108
Calpine Corp. (a)	51,688	1,064,773
CH Energy Group, Inc.	2,040	133,396
Cleco Corp.	8,126	382,166
Covanta Holding Corp.	17,853	359,738
Dynegy, Inc. (a)	12,572	301,602
El Paso Electric Co.	5,503	185,176
The Empire District Electric Co.	5,793	129,763
Great Plains Energy, Inc.	20,676	479,476
Hawaiian Electric Industries, Inc.	13,020	360,784
IDACORP, Inc.	6,572	317,230
ITC Holdings Corp.	7,055	629,729
MGE Energy, Inc.	3,072	170,312
NorthWestern Corp.	5,058	201,612
NV Energy, Inc.	31,622	633,389
Ormat Technologies, Inc.	2,301	47,516
Portland General Electric Co.	10,080	305,726
U.S. Geothermal, Inc. (a)	23,727	8,067
UIL Holdings Corp.	6,951	275,190
Unitil Corp.	2,404	67,625
UNS Energy Corp.	5,661	277,049
Westar Energy, Inc.	17,056	565,918

		8,143,751

Electronic & Electrical Equipment — 3.0%
Active Power, Inc. (a)	3,371	15,473
Adept Technology, Inc. (a)	1,899	5,545
Aeroflex Holding Corp. (a)	2,890	22,715
Allied Motion Technologies, Inc.	1,204	8,308
Altair Nanotechnologies, Inc. (a)	1,001	2,733
American Science & Engineering, Inc.	1,214	74,042
American Superconductor Corp. (a)	5,642	15,008

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 5

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Electronic & Electrical Equipment (continued)
AMETEK, Inc.	32,761	$1,420,517
Anaren, Inc. (a)	2,056	39,866
Anixter International, Inc.	3,685	257,655
API Technologies Corp. (a)	5,716	14,176
Arrow Electronics, Inc. (a)	14,083	572,051
Avnet, Inc. (a)	18,230	659,926
AVX Corp.	5,688	67,687
AZZ, Inc.	3,486	168,025
Badger Meter, Inc.	2,005	107,308
Ballantyne Strong, Inc. (a)	2,537	10,732
Bel Fuse, Inc.	1,699	26,521
Belden, Inc.	6,012	310,520
Benchmark Electronics, Inc. (a)	7,537	135,817
Brady Corp.	5,962	199,906
Capstone Turbine Corp. (a)	42,444	38,200
Checkpoint Systems, Inc. (a)	5,672	74,076
Cognex Corp.	5,454	229,886
Coherent, Inc.	3,308	187,696
Coleman Cable, Inc.	1,534	23,010
CTS Corp.	4,722	49,298
Cyberoptics Corp. (a)	1,821	10,234
Daktronics, Inc.	5,085	53,392
Echelon Corp. (a)	5,027	12,266
Electro Rent Corp.	2,635	48,853
Electro Scientific Industries, Inc.	3,678	40,642
eMagin Corp.	3,773	12,941
Encore Wire Corp.	2,456	86,009
EnerNOC, Inc. (a)	3,448	59,892
EnerSys (a)	6,420	292,624
ESCO Technologies, Inc.	3,568	145,788
Fabrinet (a)	3,095	45,218
Faro Technologies, Inc. (a)	2,360	102,400
FEI Co.	5,233	337,790
General Cable Corp. (a)	6,588	241,318
GrafTech International Ltd. (a)(b)	17,161	131,796
Greatbatch, Inc. (a)	3,298	98,511
Houston Wire & Cable Co.	2,277	29,487
Hubbell, Inc., Class B	7,100	689,481
II-VI, Inc. (a)	7,544	128,550
Intevac, Inc. (a)	3,706	17,492
IntriCon Corp. (a)	1,324	6,395
IPG Photonics Corp.	3,916	260,062
Itron, Inc. (a)	5,390	250,096
Kemet Corp. (a)	6,464	40,400
Landauer, Inc.	1,428	80,511
Lightpath Technologies, Inc., Class A (a)	3,924	2,943
Lime Energy Co. (a)	3,916	2,937
Littelfuse, Inc.	2,998	203,414
LSI Industries, Inc.	3,032	21,163
Magnetek, Inc. (a)	835	11,665
Maxwell Technologies, Inc. (a)	4,314	23,252
Measurement Specialties, Inc. (a)	2,148	85,426
Methode Electronics, Inc.	5,028	64,761
	Shares	Value
Common Stocks

Electronic & Electrical Equipment (concluded)
Mettler-Toledo International, Inc. (a)	4,102	$874,628
Microvision, Inc. (a)	3,842	6,109
MTS Systems Corp.	2,197	127,756
Multi-Fineline Electronix, Inc. (a)	1,332	20,553
Napco Security Technologies, Inc. (a)	3,820	15,280
National Instruments Corp.	12,872	421,558
Newport Corp. (a)	5,555	93,991
NVE Corp. (a)	818	46,152
Orion Energy Systems, Inc. (a)	2,807	6,961
OSI Systems, Inc. (a)	2,585	161,020
Parametric Sound Corp. (a)	1,036	20,772
Park Electrochemical Corp.	2,725	69,051
Planar Systems, Inc. (a)	5,103	9,594
Plexus Corp. (a)	4,759	115,691
Powell Industries, Inc. (a)	1,238	65,082
Power-One, Inc. (a)	17,303	71,807
Pulse Electronics Corp. (a)	5,789	2,345
Regal-Beloit Corp.	6,032	491,970
Research Frontiers, Inc. (a)	4,006	14,742
Richardson Electronics Ltd.	1,792	21,253
Rofin-Sinar Technologies, Inc. (a)	3,928	106,410
Rogers Corp. (a)	2,319	110,431
Rubicon Technology, Inc. (a)	2,823	18,632
Sanmina Corp. (a)	11,040	125,414
Servotronics, Inc.	400	3,140
Sigmatron International, Inc. (a)	1,200	4,932
SL Industries, Inc.	750	13,598
Synthesis Energy Systems, Inc. (a)	7,050	7,332
Trimble Navigation Ltd. (a)(b)	34,426	1,031,403
TTM Technologies, Inc. (a)	7,237	55,001
Ultralife Batteries, Inc. (a)	2,906	12,728
Universal Display Corp. (a)	5,662	166,406
UQM Technologies, Inc. (a)	5,140	3,804
Veeco Instruments, Inc. (a)	5,364	205,602
Viasystems Group, Inc. (a)	729	9,506
Vicor Corp. (a)	2,853	14,179
Vishay Intertechnology, Inc. (a)	17,912	243,782
Vishay Precision Group, Inc. (a)	2,195	32,245
WESCO International, Inc. (a)	5,910	429,125
Zebra Technologies Corp., Class A (a)	6,954	327,742
Zygo Corp. (a)	2,895	42,875

		13,995,008

Financial Services — 2.9%
Affiliated Managers Group, Inc. (a)	7,060	1,084,204
Artio Global Investors, Inc.	8,127	22,105
Asset Acceptance Capital Corp. (a)	2,516	16,958
Asta Funding, Inc.	1,806	17,338
Atlanticus Holdings Corp. (a)	1,465	5,377
BBCN Bancorp, Inc.	10,865	141,897
BGC Partners, Inc.	13,780	57,325

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 6

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Financial Services (continued)
Calamos Asset Management, Inc., Class A	2,844	$33,474
Cash America International, Inc.	3,953	207,414
CBOE Holdings, Inc.	11,793	435,633
CIFC Corp. (a)	949	7,810
CIT Group, Inc. (a)	27,009	1,174,351
Cohen & Steers, Inc.	2,485	89,634
Cowen Group, Inc., Class A (a)	11,162	31,477
Credit Acceptance Corp. (a)	1,353	165,255
DFC Global Corp. (a)	6,027	100,289
Diamond Hill Investments Group, Inc.	461	35,870
Duff & Phelps Corp.	4,220	65,452
Eaton Vance Corp.	15,752	658,906
Encore Capital Group, Inc. (a)	3,109	93,581
Evercore Partners, Inc., Class A	3,811	158,538
Ezcorp, Inc. (a)	6,263	133,402
FBR & Co. (a)	1,402	26,540
Federal Agricultural Mortgage Corp., Class B	1,535	47,263
Federated Investors, Inc., Class B	12,769	302,242
Fidelity National Financial, Inc., Class A	28,922	729,702
Financial Engines, Inc.	5,767	208,881
First Cash Financial Services, Inc. (a)	3,657	213,349
The First Marblehead Corp. (a)	12,084	12,205
FXCM, Inc.	3,662	50,096
GAMCO Investors, Inc., Class A	597	31,707
GFI Group, Inc.	8,540	28,524
Gleacher & Co., Inc. (a)	9,785	5,871
Green Dot Corp., Class A (a)	3,156	52,737
Greenhill & Co., Inc.	3,601	192,221
Imperial Holdings, Inc. (a)	3,012	12,199
Institutional Financial Market, Inc.	2,236	5,165
Interactive Brokers Group, Inc., Class A	5,613	83,690
International FCStone, Inc. (a)(b)	2,019	35,151
Intersections, Inc.	1,474	13,870
Investment Technology Group, Inc. (a)	5,281	58,302
Janus Capital Group, Inc.	25,538	240,057
JMP Group, Inc.	2,564	17,717
Knight Capital Group, Inc., Class A (a)	35,241	131,097
Ladenburg Thalmann Financial Services, Inc. (a)	17,312	28,738
LPL Financial Holdings Inc.	5,102	164,488
MarketAxess Holdings, Inc.	5,103	190,342
Marlin Business Services, Inc.	1,403	32,536
Medallion Financial Corp.	3,050	40,321
MGIC Investment Corp. (a)	31,748	157,153
MicroFinancial, Inc.	1,948	16,422
MoneyGram International, Inc. (a)	3,063	55,440
	Shares	Value
Common Stocks

Financial Services (concluded)
MSCI, Inc. (a)	16,295	$552,889
National Financial Partners Corp. (a)	5,462	122,513
Nelnet, Inc., Class A	3,474	117,421
Netspend Holdings, Inc. (a)	4,512	71,696
NewStar Financial, Inc. (a)	2,808	37,150
Ocwen Financial Corp. (a)	15,757	597,505
Oppenheimer Holdings, Inc.	1,335	25,992
Pico Holdings, Inc. (a)	3,309	73,460
Piper Jaffray Cos. (a)	2,246	77,038
Portfolio Recovery Associates, Inc. (a)	2,322	294,708
Pzena Investment Management, Inc., Class A	2,930	19,045
Radian Group, Inc.	22,755	243,706
Raymond James Financial, Inc.	15,030	692,883
Resource America, Inc., Class A	2,541	25,308
Safeguard Scientifics, Inc. (a)	3,189	50,386
SEI Investments Co.	18,035	520,310
Stewart Information Services Corp.	2,733	69,610
Stifel Financial Corp. (a)(b)	7,834	271,605
SWS Group, Inc. (a)	3,739	22,621
TD Ameritrade Holding Corp.	30,616	631,302
Tree.com, Inc.	1,018	18,823
U.S. Global Investors, Inc.	2,032	7,457
Virtus Investment Partners, Inc. (a)	817	152,191
Waddell & Reed Financial, Inc., Class A	11,635	509,380
Walker & Dunlop, Inc. (a)	2,622	47,117
Westwood Holdings Group, Inc.	1,090	48,429
WisdomTree Investments, Inc. (a)	8,700	90,480
World Acceptance Corp. (a)	1,761	151,217

		13,462,558

Fixed Line Telecommunications — 0.3%
8x8, Inc. (a)	9,630	65,966
Alaska Communications Systems Group, Inc.	7,188	11,932
Cbeyond Communications, Inc. (a)	4,242	31,518
Cincinnati Bell, Inc. (a)	27,016	88,072
Consolidated Communications Holdings, Inc.	5,116	89,786
Fairpoint Communications, Inc. (a)	3,983	29,753
General Communication, Inc., Class A (a)	4,596	42,145
Hawaiian Telcom HoldCo, Inc. (a)	1,088	25,100
HickoryTech Corp.	1,959	19,884
IDT Corp., Class B	2,232	26,918
inContact, Inc. (a)	7,427	60,084
Level 3 Communications, Inc. (a)	21,850	443,336
Lumos Networks Corp.	2,200	29,656
Primus Telecommunications Group, Inc.	1,822	20,133
TW Telecom, Inc. (a)	20,457	515,312

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 7

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Fixed Line Telecommunications (concluded)
Vonage Holdings Corp. (a)	19,630	$56,731

		1,556,326

Food & Drug Retailers — 0.7%
Arden Group, Inc., Class A	226	22,846
Casey's General Stores, Inc.	5,127	298,904
The Chefs' Warehouse, Inc. (a)	1,893	34,964
Core-Mark Holdings Co., Inc.	1,611	82,660
The Fresh Market, Inc. (a)	5,731	245,115
GNC Holdings, Inc., Class A	10,095	396,532
Harris Teeter Supermarkets	6,607	282,185
Ingles Markets, Inc., Class A	1,922	41,285
Nash Finch Co.	1,557	30,486
Omnicare, Inc.	13,984	569,428
The Pantry, Inc. (a)	3,370	42,024
PetMed Express, Inc.	2,946	39,521
Rite Aid Corp. (a)	98,338	186,842
Spartan Stores, Inc.	2,921	51,264
SUPERVALU, Inc.	27,702	139,618
United Natural Foods, Inc. (a)	6,675	328,410
Village Super Market, Inc., Class A	843	28,401
Vitamin Shoppe, Inc. (a)	4,190	204,681
Weis Markets, Inc.	1,399	56,939

		3,082,105

Food Producers — 1.3%
Alico, Inc.	567	26,224
The Andersons, Inc.	2,280	122,026
B&G Foods, Inc., Class A	7,332	223,553
Boulder Brands, Inc. (a)	8,528	76,581
Bunge Ltd.	19,429	1,434,443
Cal-Maine Foods, Inc.	1,965	83,630
Calavo Growers, Inc.	1,988	57,215
Chiquita Brands International, Inc. (a)	6,547	50,805
Coffee Holding Co., Inc. (b)	1,427	9,661
Darling International, Inc. (a)	16,322	293,143
Diamond Foods, Inc. (a)(b)	3,242	54,660
Dole Food Co., Inc. (a)	5,182	56,484
Farmer Bros. Co. (a)	1,270	18,669
Flowers Foods, Inc.	15,642	515,247
Fresh Del Monte Produce, Inc.	4,959	133,794
Golden Enterprises, Inc.	941	3,218
Griffin Land & Nurseries, Inc.	483	14,514
Harbinger Group, Inc. (a)	1,680	13,877
Herbalife Ltd. (b)	13,914	521,079
Hillshire Brands Co.	16,814	591,012
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	226
J&J Snack Foods Corp.	2,063	158,624
John B. Sanfilippo & Son, Inc.	1,290	25,774
Lancaster Colony Corp.	2,606	200,662
Lifeway Foods, Inc.	1,875	26,062
Limoneira Co.	1,441	27,840
Mannatech, Inc. (a)	310	1,984
Medifast, Inc. (a)	2,147	49,209
	Shares	Value
Common Stocks

Food Producers (concluded)
MGP Ingredients, Inc.	1,897	$8,309
Natures Sunshine Prods, Inc.	1,521	23,180
Nutraceutical International Corp.	1,621	28,124
NutriSystem, Inc.	4,283	36,320
Omega Protein Corp. (a)	3,272	35,174
Overhill Farms, Inc. (a)	2,603	10,282
Pilgrims Pride Corp. (a)	8,213	75,477
Relìv International, Inc.	1,819	2,456
Rocky Mountain Chocolate Factory, Inc.	1,504	18,492
Seaboard Corp.	40	112,000
Seneca Foods Corp. (a)	1,301	42,959
Smithfield Foods, Inc. (a)	16,904	447,618
Snyders-Lance, Inc.	6,609	166,943
Tootsie Roll Industries, Inc.	2,931	87,678
TreeHouse Foods, Inc. (a)	5,020	327,053
USANA Health Sciences, Inc. (a)	1,092	52,776

		6,265,057

Food Products — 0.5%
Green Mountain Coffee Roasters, Inc. (a)	16,723	949,198
The Hain Celestial Group, Inc. (a)	6,155	375,947
Ingredion, Inc.	10,421	753,647
Post Holdings, Inc. (a)	4,609	197,864
Sanderson Farms, Inc.	2,786	152,171

		2,428,827

Forestry & Paper — 0.3%
Boise, Inc.	12,240	105,998
Buckeye Technologies, Inc.	5,209	156,010
Clearwater Paper Corp. (a)	3,193	168,239
Deltic Timber Corp.	1,516	104,180
Domtar Corp.	4,664	362,020
Kapstone Paper and Packaging Corp.	5,325	148,035
Neenah Paper, Inc.	2,165	66,595
P.H. Glatfelter Co.	5,544	129,619
Resolute Forest Products (a)	12,611	204,046
Verso Paper Corp. (a)	3,704	4,889
Wausau Paper Corp.	6,213	66,976

		1,516,607

Gas, Water & Multi-Utilities — 1.5%
American States Water Co.	2,678	154,172
American Water Works Co., Inc.	23,579	977,114
Aqua America, Inc.	18,931	595,191
Artesian Resources Corp., Class A	1,549	34,806
Atmos Energy Corp.	12,044	514,158
Avista Corp.	8,007	219,392
Cadiz, Inc. (a)	2,411	16,298
California Water Service Group	5,748	114,385
Chesapeake Utilities Corp.	1,478	72,496
Connecticut Water Service, Inc.	1,764	51,562
Delta Natural Gas Co., Inc.	1,407	30,757
Gas Natural, Inc.	2,549	26,000

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 8

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Gas, Water & Multi-Utilities (concluded)
Genie Energy Ltd.	3,240	$30,002
The Laclede Group, Inc.	2,933	125,239
Middlesex Water Co.	2,648	51,689
National Fuel Gas Co.	11,217	688,163
New Jersey Resources Corp.	5,559	249,321
Northwest Natural Gas Co.	3,619	158,585
Piedmont Natural Gas Co.	9,583	315,089
PNM Resources, Inc.	10,683	248,807
Questar Corp.	23,763	578,154
RGC Resources, Inc.	1,250	23,188
SJW Corp.	1,851	49,051
South Jersey Industries, Inc.	4,212	234,145
Southwest Gas Corp.	6,067	287,940
UGI Corp.	15,233	584,795
Vectren Corp.	11,112	393,587
WGL Holdings, Inc.	6,782	299,086

		7,123,172

General Industrials — 1.3%
Actuant Corp., Class A	9,801	300,107
AEP Industries, Inc. (a)	611	43,876
AptarGroup, Inc.	8,771	503,017
Carlisle Cos., Inc.	8,465	573,842
Crown Holdings, Inc. (a)	19,648	817,553
Graphic Packaging Holding Co. (a)	15,744	117,922
Greif, Inc.	4,072	218,341
Harsco Corp.	10,861	269,027
Landec Corp. (a)	3,788	54,812
Multi-Color Corp.	1,748	45,081
Myers Industries, Inc.	4,177	58,311
Otter Tail Corp.	4,803	149,565
Packaging Corp. of America	13,338	598,476
Raven Industries, Inc.	4,998	167,983
Rexnord Corp. (a)	3,697	78,487
Rock-Tenn Co., Class A	9,654	895,795
Silgan Holdings, Inc.	6,107	288,556
Sonoco Products Co.	13,513	472,820
Trimas Corp. (a)	4,503	146,212
UFP Technologies, Inc. (a)	1,156	22,762

		5,822,545

General Retailers — 4.5%
1-800-FLOWERS.COM, Inc., Class A (a)	4,231	21,028
Aaron's, Inc.	9,481	271,915
Advance Auto Parts, Inc. (c)	9,950	822,368
Amerco, Inc.	941	163,301
America's Car-Mart, Inc. (a)	1,187	55,480
American Eagle Outfitters, Inc.	24,323	454,840
American Public Education, Inc. (a)	2,584	90,156
ANN, Inc. (a)	6,674	193,680
Asbury Automotive Group, Inc. (a)	4,289	157,363
Ascena Retail Group, Inc. (a)	16,925	313,959
Autobytel, Inc. (a)	2,429	10,542
Aéropostale, Inc. (a)	10,765	146,404
	Shares	Value
Common Stocks

General Retailers (continued)
Barnes & Noble, Inc. (a)	5,274	$86,757
Beacon Roofing Supply, Inc. (a)	6,487	250,787
bebe Stores, Inc.	4,568	19,049
Big 5 Sporting Goods Corp.	2,515	39,259
Big Lots, Inc. (a)	7,638	269,392
Blue Nile, Inc. (a)	1,816	62,561
Body Central Corp. (a)	2,515	23,641
The Bon-Ton Stores, Inc.	1,792	23,296
Books-A-Million, Inc. (a)	1,081	3,070
Bridgepoint Education, Inc. (a)	2,682	27,437
Brown Shoe Co., Inc.	5,601	89,616
The Buckle, Inc. (b)	3,636	169,619
Build-A-Bear Workshop, Inc. (a)	2,088	11,254
Cabela's, Inc., Class A (a)	6,263	380,665
Cache, Inc. (a)	1,918	8,094
Cambium Learning Group, Inc. (a)	2,677	2,757
Capella Education Co. (a)	1,617	50,353
Career Education Corp. (a)	6,705	15,891
Carriage Services, Inc.	2,363	50,214
The Cato Corp., Class A	3,617	87,314
Chemed Corp.	2,599	207,868
Chico's FAS, Inc.	22,213	373,178
The Children's Place Retail Stores, Inc. (a)	3,163	141,766
Christopher & Banks Corp. (a)	5,222	33,577
Citi Trends, Inc. (a)	2,119	21,677
Clean Energy Fuels Corp. (a)(b)	9,630	125,190
Coldwater Creek, Inc. (a)	2,501	7,903
Collectors Universe, Inc.	1,028	12,100
Conn's, Inc. (a)	2,913	104,577
Copart, Inc. (a)	14,485	496,546
Corinthian Colleges, Inc. (a)	10,420	21,882
dELiA*s, Inc. (a)	5,289	5,238
Destination Maternity Corp.	1,709	39,991
Destination XL Group, Inc. (a)	6,123	31,166
Dick's Sporting Goods, Inc.	13,238	626,157
Dillard's, Inc., Class A	4,235	332,659
DSW, Inc., Class A	4,381	279,508
Education Management Corp. (a)(b)	2,632	9,659
Express, Inc. (a)	11,964	213,079
The Finish Line, Inc., Class A	6,737	131,978
Foot Locker, Inc.	20,205	691,819
Francesca's Holdings Corp. (a)	4,934	141,408
Fred's, Inc., Class A	4,500	61,560
Gaiam, Inc. (a)	2,881	12,100
Geeknet, Inc. (a)	1,139	16,823
Genesco, Inc. (a)	3,268	196,374
Grand Canyon Education, Inc. (a)(b)	5,882	149,344
Group 1 Automotive, Inc.	2,892	173,722
Guess?, Inc.	8,292	205,890
Haverty Furniture Cos., Inc.	2,729	56,108
hhgregg, Inc. (a)	2,292	25,327
Hibbett Sports, Inc. (a)(b)	3,592	202,122

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 9

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

General Retailers (continued)
Hillenbrand, Inc.	8,480	$214,374
Hot Topic, Inc.	5,872	81,503
HSN, Inc.	4,972	272,764
ITT Corp.	12,277	349,035
ITT Educational Services, Inc. (a)	2,289	31,542
Jos. A. Bank Clothiers, Inc. (a)	3,773	150,543
K12, Inc. (a)	5,156	124,311
KAR Auction Services, Inc.	12,401	248,392
Kirkland's, Inc. (a)	2,230	25,556
Learning Tree International, Inc. (a)	1,011	3,741
Liquidity Services, Inc. (a)(b)	3,434	102,368
Lithia Motors, Inc., Class A	2,869	136,220
Lumber Liquidators Holdings, Inc. (a)	3,792	266,274
Mac-Gray Corp.	1,649	21,107
MarineMax, Inc. (a)	3,258	44,276
Matthews International Corp., Class A	3,853	134,431
The Men's Wearhouse, Inc.	6,359	212,518
Monro Muffler, Inc.	4,008	159,158
Navarre Corp. (a)	6,945	15,765
New York & Co. (a)	3,761	15,383
Office Depot, Inc. (a)(b)	38,937	153,022
OfficeMax, Inc.	11,905	138,217
OpenTable, Inc. (a)	3,314	208,716
Overstock.com, Inc. (a)	2,033	25,047
Pacific Sunwear of California, Inc. (a)	7,031	14,695
PC Mall, Inc. (a)	1,212	10,060
Penske Automotive Group, Inc.	5,688	189,752
The Pep Boys - Manny, Moe & Jack (a)	7,263	85,631
Perfumania Holdings, Inc. (a)	978	5,633
Pier 1 Imports, Inc.	14,669	337,387
PriceSmart, Inc.	2,575	200,412
The Providence Service Corp. (a)	1,862	34,428
RadioShack Corp. (b)	13,377	44,947
RealNetworks, Inc. (a)	3,840	29,606
Regis Corp.	7,707	140,190
Rent-A-Center, Inc.	7,757	286,544
Rollins, Inc.	8,924	219,084
Rue21, Inc. (a)	2,290	67,303
Rush Enterprises, Inc., Class A (a)	4,667	112,568
Saks, Inc. (a)	14,098	161,704
Sally Beauty Holdings, Inc. (a)	21,129	620,770
Sears Holdings Corp. (a)(b)	4,880	243,854
Service Corp. International	28,060	469,444
Shoe Carnival, Inc.	1,951	39,878
Shutterfly, Inc. (a)	4,472	197,528
Signet Jewelers Ltd.	10,881	729,027
Sonic Automotive, Inc.	4,922	109,072
Sotheby's	9,164	342,825
Stage Stores, Inc.	4,364	112,940
Stamps.com, Inc. (a)	2,416	60,328
	Shares	Value
Common Stocks

General Retailers (concluded)
Standard Parking Corp. (a)	2,235	$46,265
Stein Mart, Inc.	3,683	30,864
Stewart Enterprises, Inc., Class A	9,788	90,931
Strayer Education, Inc.	1,660	80,311
Susser Holdings Corp. (a)	2,507	128,133
Titan Machinery, Inc. (a)	2,436	67,599
Tractor Supply Co.	9,358	974,449
Trans World Entertainment Corp.	2,400	9,288
Tuesday Morning Corp. (a)	5,896	45,753
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,008	650,009
ValueVision Media, Inc., Class A (a)	5,705	19,739
VCA Antech, Inc. (a)	11,814	277,511
Weight Watchers International, Inc. (b)	3,725	156,860
West Marine, Inc. (a)	2,389	27,306
The Wet Seal, Inc., Class A (a)	12,627	38,134
Williams-Sonoma, Inc.	11,648	600,105
Winmark Corp.	414	26,078
Zale Corp. (a)	4,077	16,023
Zumiez, Inc. (a)	3,120	71,448

		20,877,037

Health Care Equipment & Services — 4.9%
Abaxis, Inc.	2,837	134,247
Abiomed, Inc. (a)	4,984	93,051
Acadia Healthcare Co., Inc. (a)	4,750	139,602
Accretive Health, Inc. (a)	7,592	77,135
Accuray, Inc. (a)	8,550	39,672
Addus HomeCare Corp. (a)	1,036	13,665
Air Methods Corp.	4,811	232,083
Alere, Inc. (a)	10,377	264,925
Align Technology, Inc. (a)(b)	9,795	328,230
Alliance HealthCare Services, Inc. (a)	2,152	16,700
Almost Family, Inc.	1,318	26,927
Alphatec Holdings, Inc. (a)	9,814	20,708
Amedisys, Inc. (a)	4,157	46,226
American Caresource Holdings, Inc. (a)	2,753	5,451
Amsurg Corp. (a)	4,269	143,609
Analogic Corp.	1,635	129,198
AngioDynamics, Inc. (a)	4,830	55,207
Anika Therapeutics, Inc. (a)	2,052	29,795
Antares Pharma, Inc. (a)	16,517	59,131
ArthroCare Corp. (a)	3,890	135,216
Assisted Living Concepts, Inc.	2,779	33,042
AtriCure, Inc. (a)	2,388	18,913
Atrion Corp.	222	42,622
Bio-Rad Laboratories, Inc., Class A (a)	2,676	337,176
Bio-Reference Labs, Inc. (a)(b)	3,472	90,203
Biolase Technology, Inc. (a)	4,677	18,614
Bioscript, Inc. (a)	8,085	102,760
Bovie Medical Corp. (a)	3,326	10,976

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 10

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Health Care Equipment & Services (continued)
Brookdale Senior Living, Inc. (a)	13,306	$370,971
Bruker BioSciences Corp. (a)	12,536	239,438
BSD Medical Corp. (a)	3,756	5,521
Cantel Medical Corp.	3,033	91,172
Capital Senior Living Corp. (a)	3,876	102,443
Cardica, Inc. (a)	5,277	6,860
CardioNet, Inc. (a)	3,658	8,889
Cardiovascular Systems, Inc. (a)	2,764	56,607
Celsion Corp. (a)(b)	7,484	7,858
Centene Corp. (a)(b)	7,042	310,130
Cepheid, Inc. (a)(b)	8,994	345,100
Chindex International, Inc. (a)	1,763	24,224
CollabRx, Inc. (a)	409	1,272
Community Health Systems, Inc.	12,444	589,721
Conceptus, Inc. (a)	4,516	109,061
CONMED Corp.	3,752	127,793
The Cooper Cos., Inc.	6,487	699,818
Corvel Corp. (a)	973	48,154
Covance, Inc. (a)(b)	7,424	551,752
CryoLife, Inc.	4,128	24,809
Cutera, Inc. (a)	2,304	29,952
Cyberonics, Inc. (a)	3,304	154,660
Cynosure, Inc., Class A (a)	2,007	52,523
Delcath Systems, Inc. (a)(b)	12,121	21,818
DexCom, Inc. (a)	9,666	161,616
Echo Therapeutics, Inc. (a)	7,279	5,750
Emeritus Corp. (a)	4,889	135,865
Endologix, Inc. (a)(b)	7,896	127,520
The Ensign Group, Inc.	2,391	79,859
Escalon Medical Corp. (a)	1,399	1,497
Exactech, Inc. (a)	1,351	27,952
Five Star Quality Care, Inc. (a)	6,433	43,037
Fluidigm Corp. (a)	3,246	60,083
Fonar Corp. (a)	1,545	10,691
GenMark Diagnostics, Inc. (a)	4,228	54,626
Gentiva Health Services, Inc. (a)	4,042	43,734
Haemonetics Corp. (a)	6,917	288,162
Hanger Orthopedic Group, Inc. (a)	4,751	149,799
Hansen Medical, Inc. (a)	7,724	15,525
HCA Holdings, Inc.	32,752	1,330,714
Health Management Associates, Inc., Class A (a)	34,718	446,821
Health Net, Inc. (a)	10,541	301,683
Healthcare Services Group, Inc.	9,206	235,950
HealthSouth Corp. (a)	13,074	344,761
HealthStream, Inc. (a)	2,883	66,136
Healthways, Inc. (a)	4,781	58,567
Henry Schein, Inc. (a)	11,686	1,081,539
Hill-Rom Holdings, Inc.	7,982	281,126
HMS Holdings Corp. (a)	11,919	323,601
Hologic, Inc. (a)(b)	36,105	815,973
Hooper Holmes, Inc. (a)	9,589	4,411
ICU Medical, Inc. (a)	1,776	104,695
Idexx Laboratories, Inc. (a)	7,349	678,974
Insulet Corp. (a)(b)	7,292	188,571
	Shares	Value
Common Stocks

Health Care Equipment & Services (continued)
Integra LifeSciences Holdings Corp. (a)	2,683	$104,664
Invacare Corp.	3,832	50,008
IPC The Hospitalist Co., Inc. (a)	2,350	104,528
Kindred Healthcare, Inc. (a)	7,217	75,995
LCA-Vision, Inc. (a)	2,420	8,131
LHC Group, Inc. (a)	2,223	47,772
LifePoint Hospitals, Inc. (a)	6,169	298,950
Magellan Health Services, Inc. (a)	3,503	166,638
MAKO Surgical Corp. (a)	5,972	66,588
Masimo Corp.	7,140	140,087
Medical Action Industries, Inc. (a)	2,313	13,878
MEDNAX, Inc. (a)	6,722	602,493
MELA Sciences, Inc. (a)	7,818	9,069
Meridian Bioscience, Inc.	5,693	129,914
Merit Medical Systems, Inc. (a)	5,446	66,768
Molina Healthcare, Inc. (a)	3,965	122,400
Nanosphere, Inc. (a)	6,499	14,298
National Healthcare Corp.	1,112	50,841
Natus Medical, Inc. (a)	4,283	57,564
Navidea Biopharmaceuticals, Inc. (a)(b)	16,263	44,073
Neogen Corp. (a)	3,126	154,956
NeuroMetrix, Inc. (a)	109	269
NuVasive, Inc. (a)	6,134	130,716
NxStage Medical, Inc. (a)	7,522	84,848
Omnicell, Inc. (a)	4,742	89,529
OraSure Technologies, Inc. (a)	8,167	44,102
Orthofix International NV (a)	2,685	96,311
Owens & Minor, Inc.	8,097	263,638
Palomar Medical Technologies, Inc. (a)	2,610	35,209
Parexel International Corp. (a)(b)	7,886	311,576
PharMerica Corp. (a)	4,070	56,980
Psychemedics Corp.	1,238	14,769
Quidel Corp. (a)	4,050	96,188
RadNet, Inc. (a)	4,638	12,986
ResMed, Inc.	19,316	895,490
Retractable Technologies, Inc. (a)	1,898	2,012
Rochester Medical Corp. (a)	1,820	26,608
Rockwell Medical Technologies, Inc. (a)	2,896	11,468
RTI Biologics, Inc. (a)	7,930	31,244
Select Medical Holdings Corp.	5,251	47,259
Sirona Dental Systems, Inc. (a)	7,481	551,574
Skilled Healthcare Group, Inc., Class A (a)	3,199	21,017
Solta Medical, Inc. (a)	7,867	17,307
Spectranetic Corp. (a)	4,932	91,390
Staar Surgical Co. (a)	4,262	23,995
Stereotaxis, Inc. (a)	2,320	4,617
Steris Corp.	7,676	319,398
SurModics, Inc. (a)	1,786	48,669
Symmetry Medical, Inc. (a)	5,245	60,055
Synergetics USA, Inc. (a)	3,470	12,041

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 11

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Health Care Equipment & Services (concluded)
Team Health Holdings, Inc. (a)	4,572	$166,329
Teleflex, Inc.	5,430	458,889
Theragenics Corp. (a)	5,558	9,060
ThermoGenesis Corp. (a)	5,823	4,950
Thoratec Corp. (a)	7,737	290,137
Trans1, Inc. (a)	2,790	6,250
Triple-S Management Corp. (a)	2,276	39,648
Unilife Corp. (a)	12,363	26,951
Universal American Corp.	4,076	33,953
Universal Health Services, Inc., Class B	11,977	764,971
Urologix, Inc. (a)	6,008	3,304
Uroplasty, Inc. (a)	3,549	9,014
US Physical Therapy, Inc.	1,742	46,773
Utah Medical Products, Inc.	671	32,725
Vanguard Health Systems, Inc. (a)	4,548	67,629
Vascular Solutions, Inc. (a)	2,430	39,415
Vision-Sciences, Inc. (a)	5,004	5,354
Volcano Corp. (a)	7,503	167,017
WellCare Health Plans, Inc. (a)	5,822	337,443
West Pharmaceutical Services, Inc.	4,509	292,814
Wright Medical Group, Inc. (a)	6,324	150,574

		22,778,948

Household Goods & Home Construction — 2.2%
ACCO Brands Corp. (a)	15,731	105,083
American Greetings Corp., Class A	4,439	71,468
AT Cross Co., Class A (a)	1,676	23,079
Bassett Furniture Industries, Inc.	1,804	28,792
Beazer Homes USA, Inc. (a)	3,456	54,743
Blount International, Inc. (a)	6,989	93,513
Blyth, Inc. (b)	1,516	26,318
Briggs & Stratton Corp.	6,351	157,505
Cavco Industries, Inc. (a)	971	46,190
Central Garden & Pet Co., Class A (a)	5,730	47,101
Church & Dwight Co., Inc.	18,438	1,191,648
Compx International, Inc.	1,337	16,940
Comstock Homebuilding Cos., Inc., Class A (a)	4,243	7,468
Dixie Group, Inc. (a)	2,471	13,838
Energizer Holdings, Inc.	8,341	831,848
Ethan Allen Interiors, Inc.	3,626	119,368
Flexsteel Industries, Inc.	965	23,874
Forward Industries, Inc. (a)	2,823	5,787
Furniture Brands International, Inc. (a)	6,084	6,084
Herman Miller, Inc.	8,104	224,238
HNI Corp.	6,114	216,986
Hooker Furniture Corp.	1,700	27,098
Hovnanian Enterprises, Inc., Class A (a)	13,795	79,597
Interface, Inc.	7,990	153,568
iRobot Corp. (a)	3,749	96,199
	Shares	Value
Common Stocks

Household Goods & Home Construction (concluded)
Jarden Corp. (a)	14,879	$637,565
KB Home	10,237	222,859
Kid Brands, Inc. (a)	2,042	3,165
Knoll, Inc.	6,691	121,308
L.S. Starrett Co., Class A	939	10,376
La-Z-Boy, Inc.	7,189	135,656
Libbey, Inc. (a)	2,986	57,719
Lifetime Brands, Inc.	1,440	16,430
M/I Homes, Inc. (a)	3,267	79,878
MDC Holdings, Inc.	5,313	194,721
Meritage Homes Corp. (a)	4,305	201,732
Middleby Corp. (a)	2,553	388,439
Mohawk Industries, Inc. (a)	7,883	891,725
National Presto Industries, Inc.	708	56,994
NVR, Inc. (a)	625	675,069
Oil-Dri Corp. of America	858	23,363
Ryland Group, Inc.	6,026	250,802
The Scotts Miracle-Gro Co.	5,186	224,243
Select Comfort Corp. (a)	7,748	153,178
Skyline Corp. (a)	880	5,254
Spectrum Brands Holdings, Inc.	3,019	170,845
Standard-Pacific Corp. (a)	15,300	132,192
Stanley Furniture Co., Inc. (a)	3,010	13,364
Steelcase, Inc., Class A	10,523	155,004
Summer Infant, Inc. (a)	1,416	3,710
Tempur-Pedic International, Inc. (a)	8,176	405,775
Toll Brothers, Inc. (a)	20,458	700,482
Tupperware Corp.	7,287	595,639
Virco Manufacturing Corp. (a)	2,505	5,962
WD-40 Co.	2,017	110,471

		10,312,253

Industrial Engineering — 3.1%
Accuride Corp. (a)	6,536	35,229
AGCO Corp.	13,048	680,062
Alamo Group, Inc.	1,165	44,561
Albany International Corp., Class A	3,962	114,502
Altra Holdings, Inc.	3,766	102,511
American Railcar Industries, Inc.	1,329	62,117
Astec Industries, Inc.	2,822	98,572
The Babcock & Wilcox Co.	16,060	456,265
Broadwind Energy, Inc. (a)	2,362	10,322
Ceco Environmental Corp.	1,735	22,434
Chicago Rivet & Machine Co.	494	12,627
CIRCOR International, Inc.	2,434	103,445
Clarcor, Inc.	6,552	343,194
Colfax Corp. (a)(b)	9,085	422,816
Columbus McKinnon Corp. (a)	2,778	53,477
Commercial Vehicle Group, Inc. (a)	3,771	29,414
Crane Co.	6,494	362,755
Donaldson Co., Inc.	18,072	654,026
Douglas Dynamics, Inc.	3,221	44,514
Dynamic Materials Corp.	1,846	32,120
The Eastern Co.	917	16,084

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 12

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Industrial Engineering (continued)
Energy Recovery, Inc. (a)	7,636	$28,253
EnPro Industries, Inc. (a)	2,899	148,342
Federal Signal Corp. (a)	8,916	72,576
Flow International Corp. (a)	7,491	29,290
Franklin Electric Co., Inc.	5,116	171,744
Freightcar America, Inc.	1,767	38,556
Gardner Denver, Inc.	6,682	501,885
GATX Corp.	6,269	325,800
The Gorman-Rupp Co.	2,066	62,083
Graco, Inc.	8,249	478,689
Graham Corp.	1,551	38,372
Greenbrier Cos., Inc. (a)	3,356	76,215
H&E Equipment Services, Inc.	4,089	83,416
Hardinge, Inc.	1,772	24,152
Hurco Cos., Inc. (a)	928	25,269
Hyster-Yale Materials Handling, Inc.	844	48,184
IDEX Corp.	11,051	590,344
John Bean Technologies Corp.	4,040	83,830
Kadant, Inc. (a)	1,632	40,800
Kaydon Corp.	4,279	109,457
Kennametal, Inc.	10,604	413,980
Key Technology, Inc. (a)	780	9,859
Kimball International, Inc., Class B	4,154	37,635
Lincoln Electric Holdings, Inc.	11,055	598,960
Lindsay Manufacturing Co.	1,780	156,960
Lydall, Inc. (a)	2,657	40,785
Manitex International, Inc. (a)	1,640	20,352
Manitowoc Co.	18,237	374,953
Materion Corp.	2,943	83,875
Meritor, Inc. (a)	13,772	65,142
Met-Pro Corp.	2,279	23,542
MFRI, Inc. (a)	1,400	10,094
Miller Industries, Inc.	1,520	24,396
Mine Safety Appliances Co.	4,149	205,873
Mueller Industries, Inc.	3,901	207,884
NACCO Industries, Inc., Class A	827	44,129
Navistar International Corp. (a)	10,863	375,534
NN, Inc. (a)	2,599	24,587
Nordson Corp.	7,625	502,869
Oshkosh Corp. (a)	11,775	500,320
PMFG, Inc. (a)	2,383	14,703
Sauer-Danfoss, Inc.	1,588	92,787
Spartan Motors, Inc.	4,359	23,146
SPX Corp.	6,321	499,106
Standex International Corp.	1,782	98,402
Sun Hydraulics, Inc.	3,597	116,938
Sypris Solutions, Inc.	2,319	9,693
Tecumseh Products Co., Class A (a)	2,544	22,184
Tennant Co.	2,501	121,449
Terex Corp. (a)	15,024	517,126
Timken Co.	10,681	604,331
Toro Co.	7,927	364,959
Trinity Industries, Inc.	10,675	483,898
	Shares	Value
Common Stocks

Industrial Engineering (concluded)
Twin Disc, Inc.	1,243	$31,174
Wabash National Corp. (a)	9,469	96,205
Westinghouse Air Brake Technologies Corp.	6,488	662,490
Woodward, Inc.	7,989	317,643

		14,476,267

Industrial Metals & Mining — 0.7%
AK Steel Holding Corp.	18,892	62,533
Ampco-Pittsburgh Corp.	1,396	26,398
Carpenter Technology Corp.	6,067	299,043
Century Aluminum Co. (a)	7,366	57,013
Commercial Metals Co.	15,865	251,460
Friedman Industries, Inc.	1,680	16,750
Globe Specialty Metals, Inc.	9,022	125,586
Handy & Harman Ltd. (a)	989	15,221
Haynes International, Inc.	1,767	97,715
Horsehead Holding Corp. (a)	6,590	71,699
Kaiser Aluminum Corp.	2,337	151,087
McEwen Mining, Inc. (a)	37,288	106,644
Metals USA Holdings Corp.	2,022	41,754
Noranda Aluminum Holding Corp.	10,080	45,259
Olympic Steel, Inc.	1,358	32,456
Reliance Steel & Aluminum Co.	10,314	734,047
RTI International Metals, Inc. (a)	4,318	136,837
Steel Dynamics, Inc.	29,708	471,466
Synalloy Corp.	1,214	16,850
TMS International Corp. (a)	2,071	27,337
Universal Stainless & Alloy Products, Inc. (a)	1,153	41,912
Uranium Energy Corp. (a)	13,320	29,304
Uranium Resources, Inc. (a)	2,663	6,897
USEC, Inc. (a)	16,407	6,072
Worthington Industries, Inc.	7,223	223,769

		3,095,109

Industrial Transportation — 1.8%
Air Lease Corp	9,268	271,738
Air Transport Services Group, Inc. (a)	7,359	42,903
Aircastle Ltd.	7,621	104,255
Arkansas Best Corp.	2,993	34,958
Atlas Air Worldwide Holdings, Inc. (a)	3,504	142,823
Baltic Trading Ltd.	3,044	12,450
CAI International, Inc. (a)	2,143	61,761
Celadon Group, Inc.	3,085	64,353
Con-way, Inc.	7,436	261,822
Covenant Transport Group, Inc., Class A (a)	1,373	8,224
Eagle Bulk Shipping, Inc. (a)	2,191	7,712
Echo Global Logistics, Inc. (a)	2,294	50,743
Forward Air Corp.	3,933	146,662
Frozen Food Express Industries, Inc. (a)	2,545	3,512
Genco Shipping & Trading Ltd. (a)	5,201	14,979

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 13

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Industrial Transportation (concluded)
Genesee & Wyoming, Inc., Class A (a)	6,498	$605,029
Heartland Express, Inc.	5,665	75,571
HUB Group, Inc., Class A (a)	4,717	181,416
International Shipholding Corp.	852	15,506
J.B. Hunt Transport Services, Inc.	12,087	900,240
Kansas City Southern	14,833	1,644,980
Kirby Corp. (a)	7,633	586,214
Knight Transportation, Inc.	7,835	126,144
Landstar System, Inc.	6,335	361,665
Marten Transport Ltd.	2,036	40,985
Matson, Inc.	5,580	137,268
Old Dominion Freight Line, Inc. (a)	9,434	360,379
P.A.M. Transportation Services, Inc.	847	8,970
Pacer International, Inc. (a)	4,839	24,340
Patriot Transportation Holding, Inc. (a)	914	25,427
PHH Corp. (a)	7,873	172,891
Quality Distribution, Inc. (a)	3,529	29,679
Rand Logistics, Inc. (a)	3,143	19,251
Roadrunner Transportation Systems, Inc. (a)	2,176	50,048
Saia, Inc. (a)	2,305	83,372
Swift Transportation Co. (a)	11,591	164,360
TAL International Group, Inc.	4,410	199,817
Teekay Corp.	4,953	178,110
Textainer Group Holdings Ltd.	2,272	89,858
Universal Truckload Services, Inc. (a)	676	15,771
USA Truck, Inc. (a)	1,407	6,908
UTI Worldwide Inc.	13,695	198,304
Werner Enterprises, Inc.	5,545	133,856
Wesco Aircraft Holdings, Inc. (a)	3,077	45,293
Willis Lease Finance Corp. (a)	1,115	16,859
World Fuel Services Corp.	9,986	396,644
XPO Logistics, Inc. (a)(b)	2,739	46,125
YRC Worldwide, Inc. (a)	1,401	10,578

		8,180,753

Leisure Goods — 0.8%
Activision Blizzard, Inc.	56,567	824,181
Arctic Cat, Inc. (a)	1,884	82,331
Black Diamond, Inc. (a)	3,283	29,908
Brunswick Corp.	12,217	418,066
Callaway Golf Co.	9,334	61,791
Drew Industries, Inc.	2,640	95,858
DTS, Inc. (a)	2,742	45,599
Emerson Radio Corp. (a)	4,864	8,026
Escalade, Inc.	1,740	10,736
Glu Mobile, Inc. (a)(b)	8,589	25,595
Jakks Pacific, Inc.	2,692	28,239
Koss Corp.	1,133	5,790
Leapfrog Enterprises, Inc. (a)	7,039	60,254
Majesco Entertainment Co. (a)	6,877	3,748
	Shares	Value
Common Stocks

Leisure Goods (concluded)
Marine Products Corp.	1,997	$14,698
Meade Instruments Corp. (a)	433	870
Nautilus, Inc. (a)	4,085	29,821
Polaris Industries, Inc.	8,579	793,472
Pool Corp.	6,148	295,104
RealD, Inc. (a)(b)	6,336	82,368
Skullcandy, Inc. (a)	2,357	12,445
Steinway Musical Instruments, Inc. (a)	966	23,203
Take-Two Interactive Software, Inc. (a)	12,561	202,860
Thor Industries, Inc.	5,910	217,429
TiVo, Inc. (a)	16,884	209,193
Universal Electronics, Inc. (a)	2,265	52,661
Winnebago Industries, Inc. (a)	4,067	83,943

		3,718,189

Life Insurance — 0.4%
American Equity Investment Life Holding Co.	8,445	125,746
Amerisafe, Inc.	2,824	100,365
Atlantic American Corp.	1,107	3,697
Citizens, Inc. (a)	6,565	55,080
CNO Financial Group, Inc.	29,690	339,950
eHealth, Inc. (a)	2,834	50,672
Employers Holdings, Inc.	4,300	100,835
FBL Financial Group, Inc., Class A	1,422	55,259
Independence Holding Co.	1,624	16,532
Kansas City Life Insurance Co.	413	16,161
National Western Life Insurance Co., Class A	282	49,632
The Phoenix Cos., Inc. (a)	801	24,647
Primerica, Inc.	6,370	208,809
Protective Life Corp.	10,232	366,306
Stancorp Financial Group, Inc.	5,797	247,880
Symetra Financial Corp.	9,733	130,519

		1,892,090

Media — 3.7%
Acxiom Corp. (a)	10,019	204,388
AH Belo Corp.	2,700	15,768
AMC Networks, Inc., Class A (a)	7,796	492,551
Arbitron, Inc.	3,622	169,763
Ascent Capital Group, Inc., Class A (a)	1,805	134,364
Avid Technology, Inc. (a)	4,258	26,698
Bankrate, Inc. (a)	5,915	70,625
Beasley Broadcasting Group, Inc., Class A	1,114	6,573
Belo Corp., Class A	12,235	120,270
Charter Communications, Inc., Class A (a)(b)	11,208	1,167,649
Clear Channel Outdoor Holdings, Inc., Class A (a)	5,342	40,012
ComScore, Inc. (a)	5,042	84,605
Constant Contact, Inc. (a)	4,444	57,683

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 14

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Media (continued)
Courier Corp.	1,599	$23,042
Crown Media Holdings, Inc., Class A (a)	4,523	9,272
CSS Industries, Inc.	1,288	33,449
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	9,483	31,958
Demand Media, Inc. (a)	5,886	50,796
Dex One Corp. (a)	2,137	3,654
Digital Generation, Inc. (a)	3,694	23,752
DISH Network Corp., Class A	27,391	1,038,119
Dolby Laboratories, Inc., Class A	6,456	216,663
DreamWorks Animation SKG, Inc. (a)	9,541	180,897
Emmis Communications Corp., Class A (a)	6,140	10,192
Entercom Communications Corp. (a)	2,909	21,643
Entravision Communications Corp., Class A	9,776	31,185
EW Scripps Co. (a)	3,871	46,568
FactSet Research Systems, Inc.	5,492	508,559
Fisher Communications, Inc.	944	37,043
Gray Television, Inc. (a)	7,124	33,412
Groupon, Inc. (a)	37,686	230,638
Harte-Hanks, Inc.	5,635	43,897
Hollywood Media Corp. (a)	10,217	12,771
IHS, Inc., Class A (a)	6,756	707,488
John Wiley & Sons, Inc., Class A	6,379	248,526
Journal Communications, Inc., Class A (a)	5,439	36,550
Lamar Advertising Co., Class A (a)	7,491	364,138
Liberty Global, Inc., Class A (a)	32,597	2,392,620
Liberty Interactive Corp., Class A (a)	69,968	1,495,916
Liberty Media Corp. (a)	15,024	1,677,129
Liberty Ventures (a)	3,953	298,768
Lin TV Corp., Class A (a)	4,941	54,302
Live Nation Entertainment, Inc. (a)	19,148	236,861
Local Corp. (a)(b)	6,769	11,507
Marchex, Inc., Class B	2,688	11,316
Martha Stewart Living Omnimedia, Inc., Class A (a)	3,881	10,246
McClatchy Co., Class A (a)	8,667	25,134
Media General, Inc., Class A (a)(b)	3,103	18,432
Meredith Corp.	4,728	180,893
Morningstar, Inc.	3,164	221,227
National CineMedia, Inc.	7,967	125,719
The New York Times Co., Class A (a)	16,927	165,885
Nexstar Broadcasting Group, Inc., Class A	3,161	56,898
Nielsen Holdings NV	21,850	782,667
Outdoor Channel Holdings, Inc.	1,898	16,930
Pandora Media, Inc. (a)	13,174	186,544
PDI, Inc. (a)	1,936	11,422
	Shares	Value
Common Stocks

Media (concluded)
QuinStreet, Inc. (a)	4,361	$26,035
Radio One, Inc., Class D (a)	5,716	9,660
Saga Communications, Inc.	733	33,909
Salem Communications Corp., Class A	1,460	11,578
Schawk, Inc.	1,635	17,969
Scholastic Corp.	3,340	89,011
Sinclair Broadcast Group, Inc., Class A	7,071	143,117
Sirius XM Radio, Inc.	433,627	1,335,571
Spanish Broadcasting System, Inc. (a)	654	1,681
SPAR Group, Inc. (a)	3,165	6,045
Starz Liberty Capital (a)	14,784	327,466
TechTarget, Inc. (a)	2,801	13,697
TheStreet.com, Inc.	7,238	13,825
Valassis Communications, Inc.	5,358	160,043
Value Line, Inc.	420	3,956
ValueClick, Inc. (a)	10,057	297,184
WebMD Health Corp. (a)	7,065	171,821
WebMediaBrands, Inc. (a)	1,442	2,365
XO Group, Inc. (a)	4,337	43,370

		17,223,880

Mining — 0.7%
Allied Nevada Gold Corp. (a)(b)	11,568	190,409
Alpha Natural Resources, Inc. (a)	30,101	247,129
AMCOL International Corp.	3,524	106,390
Arch Coal, Inc.	29,026	157,611
Cloud Peak Energy, Inc. (a)	8,673	162,879
Coeur d'Alene Mines Corp. (a)(b)	12,430	234,430
Compass Minerals International, Inc.	4,542	358,364
General Moly, Inc. (a)	8,818	19,488
Golden Minerals Co. (a)	7,613	18,119
Hecla Mining Co.	40,525	160,074
James River Coal Co. (a)(b)	5,927	10,372
Molycorp, Inc. (a)(b)	16,804	87,381
Royal Gold Inc.	8,897	631,954
Solitario Exploration & Royalty Corp. (a)	7,850	12,560
Stillwater Mining Co. (a)	16,229	209,841
SunCoke Energy, Inc. (a)	9,992	163,169
Timberline Resources Corp. (a)	15,011	2,567
Walter Industries, Inc.	8,576	244,416
Westmoreland Coal Co. (a)	2,654	30,149

		3,047,302

Mobile Telecommunications — 0.4%
Atlantic Tele-Network, Inc.	1,327	64,373
Globalstar, Inc. (a)	15,196	4,787
Iridium Communications, Inc. (a)	8,865	53,367
Leap Wireless International, Inc. (a)	7,397	43,568
NII Holdings, Inc. (a)	23,333	101,032
NTELOS Holdings Corp.	1,992	25,518

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 15

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Mobile Telecommunications (concluded)
ORBCOMM, Inc. (a)	6,188	$32,240
SBA Communications Corp., Class A (a)	17,244	1,241,913
Shenandoah Telecom Co.	3,096	47,152
Telephone & Data Systems, Inc.	13,263	279,451
U.S. Cellular Corp. (a)	1,477	53,172
USA Mobility, Inc.	3,008	39,916

		1,986,489

Nonlife Insurance — 3.5%
Alleghany Corp. (a)	2,291	907,053
Allied World Assurance Co. Holdings AG	4,674	433,373
American Financial Group, Inc.	9,918	469,915
American National Insurance Co.	762	66,195
American Safety Insurance Holdings Ltd. (a)	1,595	39,811
AmTrust Financial Services, Inc.	3,654	126,611
Arch Capital Group Ltd. (a)	17,899	940,950
Argo Group International Holdings Ltd.	3,386	140,113
Arthur J Gallagher & Co.	16,892	697,809
Aspen Insurance Holdings Ltd.	9,319	359,527
Assured Guaranty Ltd.	26,099	537,900
Axis Capital Holdings Ltd.	15,095	628,254
Baldwin & Lyons, Inc., Class B	1,436	34,162
Brown & Brown, Inc.	15,866	508,347
CNA Financial Corp.	3,183	104,052
Donegal Group, Inc., Class A	1,498	22,875
Eastern Insurance Holdings, Inc.	1,380	25,889
EMC Insurance Group, Inc.	901	23,723
Endurance Specialty Holdings Ltd.	5,779	276,294
Enstar Group Ltd. (a)	1,131	140,572
Erie Indemnity Co., Class A	3,422	258,464
Everest Re Group Ltd.	6,770	879,152
Federated National Holding Co.	1,906	14,505
First Acceptance Corp. (a)	1,327	1,791
First American Financial Corp.	14,610	373,578
Global Indemnity Plc (a)	1,654	38,373
Greenlight Capital Re Ltd. (a)	4,332	105,917
The Hanover Insurance Group, Inc.	5,871	291,671
HCC Insurance Holdings, Inc.	13,546	569,338
Hilltop Holdings, Inc. (a)	5,908	79,699
Horace Mann Educators Corp.	5,415	112,903
Infinity Property & Casualty Corp.	1,661	93,348
Kemper Corp.	7,224	235,575
Life Partners Holdings, Inc.	2,288	8,946
Maiden Holdings Ltd.	7,487	79,287
Markel Corp. (a)	1,231	619,809
MBIA, Inc. (a)	19,439	199,639
Meadowbrook Insurance Group, Inc.	6,607	46,579
Mercury General Corp.	3,553	134,765
Montpelier Re Holdings Ltd.	7,728	201,314
National Interstate Corp.	2,572	77,109
	Shares	Value
Common Stocks

Nonlife Insurance (concluded)
Navigators Group, Inc. (a)	1,553	$91,239
Old Republic International Corp.	32,795	416,824
OneBeacon Insurance Group Ltd.	2,936	39,695
PartnerRe Ltd.	8,132	757,171
Platinum Underwriters Holdings Ltd.	4,485	250,308
ProAssurance Corp.	8,253	390,615
Reinsurance Group of America, Inc.	9,717	579,813
RenaissanceRe Holdings Ltd.	5,941	546,513
RLI Corp.	2,385	171,362
Safety Insurance Group, Inc.	1,861	91,468
Selective Insurance Group, Inc.	7,487	179,763
State Auto Financial Corp.	2,051	35,728
Tower Group International, Ltd.	5,301	97,809
United Fire Group, Inc.	3,007	76,588
Universal Insurance Holdings, Inc.	5,358	25,986
Validus Holdings Ltd.	13,625	509,166
W.R. Berkley Corp.	14,753	654,591
White Mountains Insurance Group, Inc. (b)	734	416,266

		16,236,092

Oil & Gas Producers — 3.8%
Abraxas Petroleum Corp. (a)	13,906	32,123
Adams Resources & Energy, Inc.	482	24,582
Alon USA Energy, Inc.	2,116	40,310
Apco Oil and Gas International, Inc.	2,407	29,847
Approach Resources, Inc. (a)	4,664	114,781
Barnwell Industries, Inc. (a)	1,930	5,790
Berry Petroleum Co., Class A	6,165	285,378
Bill Barrett Corp. (a)	6,721	136,235
Bonanza Creek Energy, Inc. (a)	3,316	128,230
BPZ Resources, Inc. (a)	15,164	34,422
Brenham Oil+Gas Corp. (a)	5,673	340
Callon Petroleum Co. (a)	6,229	23,047
Carrizo Oil & Gas, Inc. (a)	5,219	134,494
Cheniere Energy, Inc. (a)	30,420	851,760
Cimarex Energy Co.	11,603	875,330
Clayton Williams Energy, Inc. (a)	851	37,214
Cobalt International Energy, Inc. (a)	23,866	673,021
Comstock Resources, Inc. (a)	6,440	104,650
Concho Resources, Inc. (a)	14,119	1,375,614
Contango Oil & Gas Co.	1,778	71,280
Continental Resources, Inc. (a)	7,724	671,447
CVR Energy, Inc.	2,141	110,518
Delek US Holdings, Inc.	4,702	185,541
Double Eagle Pete & Mining Co. (a)	2,652	14,215
Emerald Oil, Inc. (a)	3,762	26,484
Endeavour International Corp. (a)	6,675	19,691
Energen Corp.	9,645	501,636
EPL Oil & Gas, Inc. (a)	4,884	130,940

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 16

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Oil & Gas Producers (continued)
Era Group, Inc. (a)	2,765	$58,065
Evolution Petroleum Corp. (a)	3,828	38,854
EXCO Resources, Inc.	19,905	141,923
Forest Oil Corp. (a)(b)	16,537	86,985
FX Energy, Inc. (a)	8,102	27,223
Gasco Energy, Inc. (a)	5,700	237
Gastar Exploration Ltd. (a)	8,271	14,557
GeoPetro Resources Co. (a)	9,626	770
GMX Resources, Inc. (a)(b)	1,270	2,781
Goodrich Petroleum Corp. (a)	4,141	64,807
Gulfport Energy Corp. (a)	9,123	418,107
Halcon Resources Corp. (a)	14,115	109,956
Harvest Natural Resources, Inc. (a)	6,009	21,092
HollyFrontier Corp.	27,708	1,425,577
Houston American Energy Corp. (a)	5,104	1,120
Hyperdynamics Corp. (a)(b)	19,302	11,751
Isramco, Inc. (a)	212	21,018
Kodiak Oil & Gas Corp. (a)	36,638	333,039
Laredo Petroleum Holdings, Inc. (a)	3,686	67,417
Magellan Petroleum Corp. (a)	8,484	9,078
Magnum Hunter Resources Corp. (a)	22,848	91,621
McMoRan Exploration Co. (a)	13,837	226,235
Miller Energy Resources, Inc. (a)	5,310	19,700
Northern Oil and Gas, Inc. (a)	8,377	120,461
Oasis Petroleum, Inc. (a)	9,856	375,218
Panhandle Oil & Gas, Inc.	1,241	35,555
PDC Energy, Inc. (a)	4,204	208,392
Penn Virginia Corp.	7,967	32,187
Petroquest Energy, Inc. (a)	8,775	38,961
Pioneer Energy Services Corp. (a)	8,817	72,740
Plains Exploration & Production Co. (a)	17,474	829,491
PostRock Energy Corp. (a)	1,910	3,381
Quicksilver Resources, Inc. (a)	16,252	36,567
Resolute Energy Corp. (a)	6,096	70,165
Rex Energy Corp. (a)	6,077	100,149
Rosetta Resources, Inc. (a)	7,226	343,813
SandRidge Energy, Inc. (a)(b)	48,199	254,009
SM Energy Co.	9,015	533,868
Stone Energy Corp. (a)	6,955	151,271
Swift Energy Co. (a)	6,049	89,586
Syntroleum Corp. (a)	11,960	4,724
Targa Resources, Inc.	3,903	265,248
Transocean Ltd.	48,227	2,505,875
Ultra Petroleum Corp. (a)	20,802	418,120
US Energy Corp. - Wyoming (a)	4,911	8,152
Vaalco Energy, Inc. (a)	8,520	64,667
W&T Offshore, Inc.	4,881	69,310
Warren Resources, Inc. (a)	11,196	35,939
Western Refining, Inc.	8,082	286,184
Whiting Petroleum Corp. (a)	15,880	807,339
ZaZa Energy Corp. (a)	7,132	12,909
	Shares	Value
Common Stocks

Oil & Gas Producers (concluded)
Zion Oil & Gas, Inc. (a)(b)	6,336	$7,793

		17,612,907

Oil Equipment, Services & Distribution — 2.6%
Atwood Oceanics, Inc. (a)	7,752	407,290
Basic Energy Services, Inc. (a)	4,124	56,375
Bolt Technology Corp.	1,620	28,285
Bristow Group, Inc.	4,771	314,600
C&J Energy Services, Inc. (a)	6,273	143,652
Cal Dive International, Inc. (a)	14,342	25,816
CARBO Ceramics, Inc.	2,683	244,341
Chart Industries, Inc. (a)	4,060	324,841
Crosstex Energy, Inc.	6,152	118,487
Dawson Geophysical Co. (a)	1,228	36,840
DHT Holdings, Inc.	1,787	8,542
Dresser-Rand Group, Inc. (a)(b)	10,267	633,063
Dril-Quip, Inc. (a)	4,901	427,220
Exterran Holdings, Inc. (a)	8,840	238,680
Flotek Industries, Inc. (a)	6,449	105,441
Forbes Energy Services Ltd. (a)	2,153	7,923
Geospace Technologies Corp. (a)	1,779	191,990
Global Geophysical Services, Inc. (a)	3,029	7,421
Gulf Island Fabrication, Inc.	1,954	41,151
Gulfmark Offshore, Inc., Class A	3,373	131,412
Helix Energy Solutions Group, Inc. (a)	13,398	306,546
Hercules Offshore, Inc. (a)	21,766	161,504
Hornbeck Offshore Services, Inc. (a)(b)	4,409	204,842
ION Geophysical Corp. (a)	16,863	114,837
Key Energy Services, Inc. (a)	20,734	167,531
Lufkin Industries, Inc.	4,574	303,668
Matrix Service Co. (a)	3,702	55,160
McDermott International, Inc. (a)	31,511	346,306
Mitcham Industries, Inc. (a)	1,937	32,774
MRC Global, Inc. (a)	8,978	295,646
Natural Gas Services Group, Inc. (a)	1,996	38,443
Newpark Resources, Inc. (a)	12,110	112,381
Oceaneering International, Inc.	14,498	962,812
OGE Energy Corp.	13,341	933,603
Oil States International, Inc. (a)	7,411	604,515
Parker Drilling Co. (a)	16,260	69,593
Patterson-UTI Energy, Inc.	19,636	468,122
PHI, Inc. (a)	1,794	61,373
RPC, Inc.	9,034	137,046
SEACOR Holdings, Inc.	2,475	182,358
SemGroup Corp. (a)	6,120	316,526
Superior Energy Services, Inc. (a)	21,592	560,744
Tesco Corp. (a)	4,332	58,005
Tetra Technologies, Inc. (a)	10,768	110,480
TGC Industries, Inc.	2,499	24,740
Tidewater, Inc.	6,603	333,451
Unit Corp. (a)	5,845	266,240

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 17

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Oil Equipment, Services & Distribution (concluded)
Weatherford International Ltd. (a)	102,465	$1,243,925
Willbros Group, Inc. (a)	6,936	68,111

		12,034,652

Personal Goods — 1.4%
American Apparel, Inc. (a)	8,268	17,942
Carter's, Inc. (a)	6,984	399,974
Charles & Colvard Ltd. (a)	3,457	13,448
Cherokee, Inc.	1,682	23,043
Columbia Sportswear Co. (b)	1,574	91,103
Crocs, Inc. (a)	12,036	178,374
Culp, Inc.	1,368	21,765
Deckers Outdoor Corp. (a)	4,747	264,360
Delta Apparel, Inc. (a)	1,207	19,879
Elizabeth Arden, Inc. (a)	3,490	140,472
Female Health Co.	3,770	27,295
Fifth & Pacific Cos., Inc. (a)	16,184	305,554
G-III Apparel Group Ltd. (a)	2,201	88,282
Hanesbrands, Inc. (a)	13,335	607,543
Helen of Troy Ltd. (a)	4,343	166,597
Iconix Brand Group, Inc. (a)	8,808	227,863
Inter Parfums, Inc.	2,065	50,448
Joe's Jeans, Inc. (a)	9,399	15,978
The Jones Group, Inc.	10,162	129,261
K-Swiss, Inc., Class A (a)	3,783	17,931
Lakeland Industries, Inc. (a)	913	3,259
Maidenform Brands, Inc. (a)	3,323	58,252
Michael Kors Holdings Ltd. (a)	23,835	1,353,590
Movado Group, Inc.	2,424	81,252
Nu Skin Enterprises, Inc., Class A	7,146	315,853
Orchids Paper Products Co.	1,117	26,060
Oxford Industries, Inc.	1,940	103,014
Perry Ellis International, Inc.	1,659	30,177
Quiksilver, Inc. (a)(b)	17,359	105,369
R.G. Barry Corp.	1,521	20,366
Revlon, Inc., Class A (a)	1,680	37,565
Rocky Brands, Inc. (a)	1,306	17,775
Skechers U.S.A., Inc., Class A (a)	5,331	112,751
Steven Madden Ltd. (a)	5,610	242,015
Superior Uniform Group, Inc.	938	11,209
Tandy Brands Accessories, Inc. (a)	1,401	701
True Religion Apparel, Inc.	3,479	90,837
Under Armour, Inc., Class A (a)	10,587	542,054
Unifi, Inc. (a)	2,216	42,326
Vera Bradley, Inc. (a)(b)	3,061	72,331
Weyco Group, Inc.	1,172	28,726
Wolverine World Wide, Inc.	6,664	295,682

		6,398,276

Pharmaceuticals & Biotechnology — 4.6%
Aastrom Biosciences, Inc. (a)	10,040	7,029
Acadia Pharmaceuticals, Inc. (a)	7,353	58,383
Achillion Pharmaceuticals, Inc. (a)	10,002	87,417
Acorda Therapeutics, Inc. (a)	5,681	181,962
Acura Pharmaceuticals, Inc. (a)	3,065	6,528
	Shares	Value
Common Stocks

Pharmaceuticals & Biotechnology (continued)
Aegerion Pharmaceuticals, Inc. (a)(b)	2,321	$93,629
Affymax, Inc. (a)	6,275	8,722
Affymetrix, Inc. (a)	10,491	49,518
Agenus, Inc. (a)	4,657	18,116
Akorn, Inc. (a)	9,544	131,994
Albany Molecular Research, Inc. (a)	3,615	37,994
Alexza Pharmaceuticals, Inc. (a)	3,044	13,454
Alkermes Plc (a)	17,701	419,691
Allos Therapeutcs, Inc.	9,140	—
Alnylam Pharmaceuticals, Inc. (a)	6,725	163,888
AMAG Pharmaceuticals, Inc. (a)	3,154	75,223
Amicus Therapeutics, Inc. (a)	4,875	15,454
Ampio Pharmaceuticals, Inc. (a)	4,379	20,012
Anacor Pharmaceuticals, Inc. (a)	3,784	24,445
Anthera Pharmaceuticals, Inc. (a)	9,930	6,454
Apricus Biosciences, Inc. (a)(b)	5,670	15,196
ARCA Biopharma, Inc. (a)	736	1,737
Arena Pharmaceuticals, Inc. (a)(b)	30,486	250,290
ARIAD Pharmaceuticals, Inc. (a)	24,832	449,211
ArQule, Inc. (a)	9,660	25,019
Array Biopharma, Inc. (a)	16,777	82,543
Astex Pharmaceuticals (a)	13,557	60,464
Auxilium Pharmaceuticals, Inc. (a)	6,920	119,578
Avanir Pharmaceuticals, Inc. (a)	20,136	55,173
AVEO Pharmaceuticals, Inc. (a)	6,731	49,473
BioCryst Pharmaceuticals, Inc. (a)	8,239	9,804
Biodel, Inc. (a)	3,001	8,463
BioDelivery Sciences International, Inc. (a)	5,136	21,623
BioMarin Pharmaceutical, Inc. (a)	16,991	1,057,860
Biosante Pharmaceuticals, Inc. (a)(b)	6,602	7,724
Biota Pharmaceuticals, Inc.	4,301	17,462
BioTime, Inc. (a)(b)	5,628	21,499
Cadence Pharmaceuticals, Inc. (a)	8,454	56,557
CEL-SCI Corp. (a)	23,000	5,302
Cell Therapeutics, Inc. (a)	11,469	13,189
Celldex Therapeutics, Inc. (a)	11,109	128,642
Cerus Corp. (a)	9,421	41,641
Charles River Laboratories International, Inc. (a)	6,712	297,140
Chelsea Therapeutics International, Inc. (a)	9,668	19,723
Cleveland BioLabs, Inc. (a)	7,350	14,406
Columbia Laboratories, Inc. (a)	12,022	7,117
Corcept Therapeutics, Inc. (a)	9,465	18,930
Coronado Biosciences, Inc. (a)	3,077	29,908
Cubist Pharmaceuticals, Inc. (a)	8,839	413,842
Cumberland Pharmaceuticals, Inc. (a)	2,790	13,894
Curis, Inc. (a)	12,496	40,987
Cytokinetics, Inc. (a)	20,098	22,912
Cytori Therapeutics, Inc. (a)	9,139	22,939

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 18

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Pharmaceuticals & Biotechnology (continued)
CytRx Corp. (a)	5,159	$14,032
Dendreon Corp. (a)(b)	21,673	102,513
Depomed, Inc. (a)	8,144	47,805
Discovery Laboratories, Inc. (a)	8,087	18,519
Durect Corp. (a)	15,409	20,494
Dyax Corp. (a)	15,286	66,647
Dynavax Technologies Corp. (a)	25,302	56,170
Emergent Biosolutions, Inc. (a)	3,771	52,719
Endo Health Solutions, Inc. (a)	15,514	477,211
Endocyte, Inc. (a)	4,717	58,727
Entremed, Inc. (a)	4,054	8,230
Enzo Biochem, Inc. (a)	5,665	14,276
Enzon Pharmaceuticals, Inc.	7,087	26,931
Exact Sciences Corp. (a)	9,215	90,307
Exelixis, Inc. (a)(b)	25,768	119,048
Furiex Pharmaceuticals, Inc. (a)	1,224	45,876
Galena Biopharma, Inc. (a)(b)	14,282	29,849
Genomic Health, Inc. (a)	2,799	79,156
GenVec, Inc. (a)	3,691	5,573
Geron Corp. (a)	19,927	21,322
GTx, Inc. (a)	4,299	17,841
Halozyme Therapeutics, Inc. (a)	11,876	68,525
Harvard Bioscience, Inc. (a)	4,267	24,109
Hemispherx Biopharma, Inc. (a)	9,683	1,840
Hi-Tech Pharmacal Co., Inc.	1,610	53,307
Idenix Pharmaceuticals, Inc. (a)	14,094	50,175
Idera Pharmaceuticals, Inc. (a)	6,210	3,105
Illumina, Inc. (a)	16,782	906,228
ImmunoGen, Inc. (a)	11,778	189,155
Immunomedics, Inc. (a)	11,475	27,655
Impax Laboratories, Inc. (a)	8,940	138,034
Incyte Corp. (a)	18,267	427,630
Infinity Pharmaceuticals, Inc. (a)	5,284	256,115
Inovio Pharmaceuticals, Inc. (a)	16,169	9,621
Insmed, Inc. (a)	4,928	36,911
InterMune, Inc. (a)	11,091	100,374
Ironwood Pharmaceuticals, Inc. (a)(b)	11,642	212,932
Isis Pharmaceuticals, Inc. (a)	14,036	237,770
Jazz Pharmaceuticals Plc (a)	6,742	376,945
Keryx Biopharmaceuticals, Inc. (a)	11,421	80,404
Lexicon Genetics, Inc. (a)(b)	70,748	154,231
Ligand Pharmaceuticals, Inc. (a)	2,938	78,298
Luminex Corp. (a)	5,419	89,522
MannKind Corp. (a)(b)	23,498	79,658
Maxygen, Inc.	5,582	13,453
The Medicines Co. (a)	7,403	247,408
Medivation, Inc. (a)	10,233	478,597
Momenta Pharmaceuticals, Inc. (a)	6,564	87,564
Myriad Genetics, Inc. (a)	11,120	282,448
Nektar Therapeutics (a)	15,943	175,373
Neuralstem, Inc. (a)(b)	11,223	12,570
Neurocrine Biosciences, Inc. (a)	8,623	104,683
Novavax, Inc. (a)	19,921	45,420
	Shares	Value
Common Stocks

Pharmaceuticals & Biotechnology (continued)
NPS Pharmaceuticals, Inc. (a)(b)	12,474	$127,110
Obagi Medical Products, Inc. (a)	2,731	53,937
OncoGenex Pharmaceutical, Inc. (a)	2,495	28,268
Oncothyreon, Inc. (a)	9,102	18,932
Onyx Pharmaceuticals, Inc. (a)	9,787	869,673
Opko Health, Inc. (a)(b)	19,545	149,128
Optimer Pharmaceuticals, Inc. (a)	7,005	83,359
Orexigen Therapeutics, Inc. (a)	10,486	65,537
Osiris Therapeutics, Inc. (a)	2,486	25,854
OXiGENE, Inc. (a)	932	3,653
Pacific Biosciences of California, Inc. (a)	6,221	15,490
Pain Therapeutics, Inc. (a)	6,775	23,238
Palatin Technologies, Inc. (a)	9,887	5,932
PDL BioPharma, Inc.	19,964	145,937
Peregrine Pharmaceuticals, Inc. (a)(b)	18,265	24,475
Pernix Therapeutics Holdings, Inc. (a)	2,820	13,987
Pharmacyclics, Inc. (a)	6,825	548,798
Pozen, Inc. (a)	4,779	25,185
Prestige Brands Holdings, Inc. (a)	7,147	183,606
Progenics Pharmaceuticals, Inc. (a)	6,538	35,240
Questcor Pharmaceuticals, Inc. (b)	8,090	263,249
Raptor Pharmaceutical Corp. (a)(b)	7,845	45,893
Regeneron Pharmaceuticals, Inc. (a)	10,328	1,821,859
Repligen Corp. (a)	4,693	32,429
Repros Therapeutics, Inc. (a)	2,855	45,965
Rexahn Pharmaceuticals, Inc. (a)	17,083	5,210
Rigel Pharmaceuticals, Inc. (a)	12,235	83,076
Sagent Pharmaceuticals, Inc. (a)	2,057	36,100
Salix Pharmaceuticals Ltd. (a)	7,025	359,539
Sangamo Biosciences, Inc. (a)	7,702	73,631
Santarus, Inc. (a)	7,137	123,684
Sarepta Therapeutics, Inc. (a)	3,896	143,957
Savient Pharmaceuticals, Inc. (a)(b)	12,887	10,310
Sciclone Pharmaceuticals, Inc. (a)	7,704	35,438
Seattle Genetics, Inc. (a)	14,235	505,485
Sequenom, Inc. (a)(b)	16,337	67,799
SIGA Technologies, Inc. (a)	7,535	26,975
Spectrum Pharmaceuticals, Inc.	7,560	56,398
StemCells, Inc. (a)(b)	7,473	12,928
Strategic Diagnostics, Inc. (a)	4,728	4,633
Sucampo Pharmaceuticals, Inc., Class A (a)	6,767	44,256
Synageva BioPharma Corp. (a)	1,392	76,449
Synta Pharmaceuticals Corp. (a)	6,148	52,873
Targacept, Inc. (a)	4,538	19,423
Techne Corp.	4,754	322,559
Telik, Inc. (a)	402	547

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 19

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Pharmaceuticals & Biotechnology (concluded)
Theravance, Inc. (a)	9,530	$225,099
Threshold Pharmaceuticals, Inc. (a)	6,311	29,094
Transcept Pharmaceuticals, Inc. (a)	2,289	10,964
Trubion Pharmaceuticals, Inc. (a)	3,113	—
United Therapeutics Corp. (a)	6,413	390,359
Vanda Pharmaceuticals, Inc. (a)	5,527	21,666
Venaxis, Inc. (a)	2,800	6,104
Ventrus Biosciences, Inc. (a)	3,596	10,752
Vertex Pharmaceuticals, Inc. (a)	29,540	1,624,109
Vical, Inc. (a)	9,763	38,857
ViroPharma, Inc. (a)	8,907	224,100
Vivus, Inc. (a)	13,959	153,549
Warner Chilcott Plc, Class A	23,984	324,983
Xenoport, Inc. (a)	6,304	45,074
XOMA Corp. (a)	12,475	43,538
Zalicus, Inc. (a)	11,758	7,843
ZIOPHARM Oncology, Inc. (a)	11,981	21,925
Zoetis, Inc.	11,611	387,807

		21,527,294

Real Estate Investment & Services — 0.6%
Alexander & Baldwin, Inc. (a)	6,076	217,217
American Realty Investors, Inc. (a)	900	3,699
AV Homes, Inc. (a)	1,576	21,008
BBX Capital Corp. (a)	1,474	12,161
Consolidated-Tomoka Land Co.	927	36,385
Forest City Enterprises, Inc., Class A (a)	18,659	331,570
Forestar Group, Inc. (a)	4,822	105,409
HFF, Inc., Class A	4,735	94,369
The Howard Hughes Corp. (a)	3,786	317,305
Jones Lang LaSalle, Inc.	6,028	599,243
Kennedy-Wilson Holdings, Inc.	5,881	91,214
Market Leader, Inc. (a)	4,115	36,870
Maui Land & Pineapple Co., Inc. (a)	3,389	13,624
Move, Inc. (a)	6,164	73,660
Nationstar Mortgage Holdings, Inc. (a)	2,447	90,294
Realogy Holdings Corp. (a)	6,324	308,864
Reis, Inc. (a)	1,655	25,719
The St. Joe Co. (a)(b)	12,521	266,071
Tejon Ranch Co. (a)	2,170	64,623
Thomas Properties Group, Inc.	4,684	24,029
Transcontinental Realty Investors, Inc. (a)	393	2,110
Zillow, Inc. (a)(b)	2,098	114,698
ZipRealty, Inc. (a)	3,206	11,702

		2,861,844

Real Estate Investment Trusts (REITs) — 9.8%
Acadia Realty Trust	7,165	198,972
Agree Realty Corp.	2,109	63,481
Alexander's, Inc.	293	96,599
	Shares	Value
Common Stocks

Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities, Inc. (b)	8,643	$613,480
American Assets Trust, Inc.	4,949	158,418
American Campus Communities, Inc.	14,322	649,360
American Capital Agency Corp.	52,513	1,721,376
American Capital Mortgage Investment Corp.	7,963	205,844
Annaly Capital Management, Inc. (b)	130,940	2,080,637
Anworth Mortgage Asset Corp.	19,055	120,618
Apollo Commercial Real Estate Finance, Inc.	5,976	105,118
Apollo Residential Mortgage, Inc.	4,087	91,099
Arbor Realty Trust, Inc.	3,647	28,593
Arlington Asset Investment Corp.	1,883	48,600
ARMOUR Residential REIT, Inc.	51,957	339,279
Ashford Hospitality Trust, Inc. (b)	8,590	106,172
Associated Estates Realty Corp.	7,353	137,060
BioMed Realty Trust, Inc.	22,379	483,386
Brandywine Realty Trust (b)	19,432	288,565
BRE Properties	10,538	512,990
BRT Realty Trust (a)	2,288	16,062
Camden Property Trust (b)	11,451	786,455
Campus Crest Communities, Inc.	8,068	112,145
Capital Trust, Inc.	5,132	14,010
CapLease, Inc.	10,846	69,089
Capstead Mortgage Corp.	13,493	172,980
CBL & Associates Properties, Inc. (b)	22,058	520,569
Cedar Realty Trust, Inc.	8,184	50,004
Chatham Lodging Trust	3,084	54,309
Chesapeake Lodging Trust	6,718	154,111
Chimera Investment Corp.	142,705	455,229
Colonial Properties Trust	11,148	252,056
Colony Financial, Inc.	9,309	206,660
CommonWealth REIT	15,938	357,649
Coresite Realty Corp.	2,930	102,491
Corporate Office Properties Trust	10,935	291,746
Cousins Properties, Inc.	12,618	134,886
CreXus Investment Corp.	11,223	146,123
CubeSmart	16,286	257,319
CyrusOne, Inc.	2,522	57,603
CYS Investments, Inc.	25,044	294,017
DCT Industrial Trust, Inc.	37,621	278,395
DDR Corp. (b)	32,938	573,780
DiamondRock Hospitality Co.	26,374	245,542
Digital Realty Trust, Inc.	16,828	1,125,962
Douglas Emmett, Inc. (b)	18,012	449,039
Duke Realty Corp. (b)	43,387	736,711
DuPont Fabros Technology, Inc.	8,965	217,581
Eastgroup Properties, Inc.	4,151	241,588
Education Realty Trust, Inc.	15,758	165,932
EPR Properties (b)	6,450	335,723
Equity Lifestyle Properties, Inc. (b)	5,344	410,419

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 20

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Real Estate Investment Trusts (REITs) (continued)
Equity One, Inc.	8,024	$192,335
Essex Property Trust, Inc.	5,024	756,514
Excel Trust, Inc.	7,339	100,177
Extra Space Storage, Inc.	14,091	553,354
Federal Realty Investment Trust	8,788	949,456
FelCor Lodging Trust, Inc. (a)	16,048	95,486
First Industrial Realty Trust, Inc.	13,121	224,763
First Potomac Realty Trust	7,414	109,950
Franklin Street Properties Corp.	9,615	140,571
General Growth Properties, Inc.	60,524	1,203,217
Getty Realty Corp.	3,935	79,526
Gladstone Commercial Corp.	2,624	51,089
Glimcher Realty Trust	19,938	231,281
Government Properties Income Trust	6,720	172,906
Gramercy Capital Corp. (a)	7,168	37,345
Hatteras Financial Corp.	13,500	370,305
Healthcare Realty Trust, Inc. (b)	11,784	334,548
Healthcare Trust of America, Inc.	7,835	92,061
Hersha Hospitality Trust	24,095	140,715
Highwoods Properties, Inc. (b)	10,560	417,859
Home Properties, Inc. (b)	7,127	451,994
Hospitality Properties Trust	16,834	461,925
Hudson Pacific Properties, Inc.	6,272	136,416
Inland Real Estate Corp.	10,594	106,893
InvesCo. Mortgage Capital, Inc.	17,793	380,592
Investors Real Estate Trust	12,824	126,573
iStar Financial, Inc. (a)	10,310	112,276
Kilroy Realty Corp. (b)	10,312	540,349
Kite Realty Group Trust	10,501	70,777
LaSalle Hotel Properties	12,756	323,747
Lexington Realty Trust	22,391	264,214
Liberty Property Trust (b)	16,056	638,226
LTC Properties, Inc.	4,336	176,605
The Macerich Co. (b)	18,474	1,189,356
Mack-Cali Realty Corp. (b)	11,408	326,383
Medical Properties Trust, Inc. (b)	19,825	317,993
MFA Financial, Inc.	48,865	455,422
Mid-America Apartment Communities, Inc.	5,742	396,543
Mission West Properties, Inc.	456	—
Monmouth Real Estate Investment Corp., Class A	6,656	74,214
MPG Office Trust, Inc. (a)(b)	8,908	24,497
National Health Investors, Inc.	3,341	218,668
National Retail Properties, Inc.	15,393	556,765
New York Mortgage Trust, Inc. (b)	9,115	68,727
NorthStar Realty Finance Corp.	26,605	252,215
Omega Healthcare Investors, Inc.	15,423	468,242
One Liberty Properties, Inc.	1,966	42,702
Parkway Properties, Inc.	4,820	89,411
Pebblebrook Hotel Trust	8,422	217,203
Pennsylvania Real Estate Investment Trust	7,393	143,350
	Shares	Value
Common Stocks

Real Estate Investment Trusts (REITs) (concluded)
PennyMac Mortgage Investment Trust (d)	5,478	$141,825
Piedmont Office Realty Trust, Inc.	22,814	446,926
PMC Commercial Trust	2,432	18,410
Post Properties, Inc.	7,390	348,069
Potlatch Corp.	5,525	253,377
PS Business Parks, Inc.	2,476	195,406
RAIT Financial Trust	8,049	64,151
Ramco-Gershenson Properties Trust	6,845	114,996
Rayonier, Inc.	16,742	998,995
Realty Income Corp.	25,844	1,172,025
Redwood Trust, Inc. (b)	11,298	261,888
Regency Centers Corp.	12,345	653,174
Resource Capital Corp.	15,059	99,540
Retail Opportunity Investments Corp.	6,493	90,967
RLJ Lodging Trust	14,272	324,831
Rouse Properties, Inc.	3,792	68,635
Sabra Healthcare REIT, Inc.	5,373	155,871
Saul Centers, Inc.	2,037	89,098
Senior Housing Properties Trust (b)	25,592	686,633
Silver Bay Realty Trust Corp.	2,045	42,341
SL Green Realty Corp. (b)	11,938	1,027,981
Sovran Self Storage, Inc.	4,154	267,891
STAG Industrial, Inc.	6,438	136,936
Starwood Property Trust, Inc.	18,461	512,477
Strategic Hotel Capital, Inc. (a)	24,674	206,028
Sun Communities, Inc.	4,237	209,011
Sunstone Hotel Investors, Inc. (a)(b)	21,620	266,142
Supertel Hospitality, Inc. (a)	7,885	8,752
Tanger Factory Outlet Centers, Inc. (b)	13,215	478,119
Taubman Centers, Inc.	8,368	649,859
Terreno Realty Corp.	3,519	63,272
Two Harbors Investment Corp.	41,744	526,392
UDR, Inc. (b)	34,053	823,742
UMH Properties, Inc.	3,823	39,262
Universal Health Realty Income Trust	1,725	99,550
Urstadt Biddle Properties, Inc., Class A	3,383	73,614
Walter Investment Management Corp. (a)	4,803	178,912
Washington Real Estate Investment Trust	8,947	249,085
Weingarten Realty Investors (b)	15,257	481,358
Winthrop Realty Trust	4,541	57,126
WP Carey, Inc.	7,872	530,573

		45,334,808

Software & Computer Services — 6.0%
Accelrys, Inc. (a)	8,212	80,149

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 21

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Software & Computer Services (continued)
ACI Worldwide, Inc. (a)	5,420	$264,821
Acorn Energy, Inc.	2,740	20,139
The Active Network, Inc. (a)	5,680	23,799
Actuate Corp. (a)	7,378	44,268
Advent Software, Inc. (a)	4,449	124,439
Alliance Data Systems Corp. (a)	6,774	1,096,643
Allscripts Healthcare Solutions, Inc. (a)	23,449	318,672
American Software, Inc., Class A	3,879	32,273
Analysts International Corp. (a)	952	3,656
Ansys, Inc. (a)	12,538	1,020,844
AOL, Inc. (a)	10,930	420,696
Aspen Technology, Inc. (a)	12,784	412,795
athenahealth, Inc. (a)	4,930	478,407
Authentidate Holding Corp. (a)	6,322	6,322
Blackbaud, Inc.	6,235	184,743
Blucora, Inc. (a)	6,072	93,995
Bottomline Technologies, Inc. (a)	5,202	148,309
BroadSoft, Inc. (a)	3,883	102,783
BSQUARE Corp. (a)	2,162	6,616
CACI International, Inc., Class A (a)	3,107	179,802
Cadence Design Systems, Inc. (a)(b)	38,333	533,979
Calix, Inc. (a)	4,955	40,383
Callidus Software, Inc. (a)	6,124	27,987
Ciber, Inc. (a)	9,585	45,050
Clearwire Corp., Class A (a)	60,928	197,407
Cogent Communications Group, Inc.	6,347	167,561
CommVault Systems, Inc. (a)	5,788	474,500
Computer Programs & Systems, Inc.	1,539	83,275
Computer Task Group, Inc.	2,123	45,411
Compuware Corp. (a)	28,611	357,637
Comverse, Inc. (a)	3,118	87,429
Concur Technologies, Inc. (a)	6,216	426,791
Cornerstone OnDemand, Inc. (a)	4,641	158,258
Crexendo, Inc.	2,713	6,864
CSG Systems International, Inc. (a)	4,787	101,437
Datalink Corp. (a)	2,530	30,562
DealerTrack Holdings, Inc. (a)	5,901	173,371
DeVry, Inc.	7,690	244,157
Digimarc Corp.	1,309	28,759
Digital River, Inc. (a)	5,327	75,324
DST Systems, Inc.	4,037	287,717
Dynamics Research Corp. (a)	1,533	9,137
EarthLink, Inc.	15,328	83,078
Ebix, Inc. (b)	4,598	74,580
Envestnet, Inc. (a)	3,805	66,626
EPIQ Systems, Inc.	4,426	62,097
Equinix, Inc. (a)	6,595	1,426,564
Evolving Systems, Inc.	1,901	12,052
ExactTarget, Inc. (a)	3,757	87,425
Facebook, Inc. (a)	74,244	1,899,162
Fair Isaac Corp.	4,783	218,535
	Shares	Value
Common Stocks

Software & Computer Services (continued)
FalconStor Software, Inc. (a)	6,457	$17,305
Forrester Research, Inc.	2,073	65,610
Fortinet, Inc. (a)	18,113	428,916
Gartner, Inc. (a)	12,638	687,634
GSE Systems, Inc. (a)	4,471	8,942
Guidance Software, Inc. (a)	2,107	22,861
Guidewire Software, Inc. (a)	4,117	158,257
The Hackett Group, Inc.	4,068	18,591
IAC/InterActiveCorp.	10,913	487,593
ICG Group, Inc. (a)	5,703	71,173
iGate Corp. (a)	4,441	83,535
Immersion Corp. (a)	4,213	49,461
Infoblox, Inc. (a)	5,454	118,352
Informatica Corp. (a)	14,584	502,710
Innodata Corp. (a)	3,774	13,020
Interactive Intelligence Group, Inc. (a)	2,097	93,002
Internap Network Services Corp. (a)	7,670	71,715
Internet Patents Corp. (a)	1,714	6,342
IntraLinks Holdings, Inc. (a)	5,953	37,861
Inuvo, Inc. (a)	5,901	3,954
Ipass, Inc. (a)	8,351	16,535
j2 Global, Inc.	6,263	245,572
Keynote Systems, Inc.	2,182	30,461
The KEYW Holding Corp. (a)	4,075	65,730
Limelight Networks, Inc. (a)	10,747	22,139
LivePerson, Inc. (a)	7,501	101,864
LogMeIn, Inc. (a)	3,167	60,870
LookSmart Ltd. (a)	9,057	7,698
Manhattan Associates, Inc. (a)	2,726	202,515
Mastech Holdings, Inc.	688	5,937
MedAssets, Inc. (a)	7,184	138,292
Medidata Solutions, Inc. (a)	3,163	183,391
Mentor Graphics Corp.	12,929	233,368
Merge Healthcare, Inc. (a)	9,617	27,793
Meru Networks, Inc. (a)	2,586	17,456
MicroStrategy, Inc., Class A (a)	1,242	125,541
Mitek Systems, Inc. (a)	3,425	16,029
Monotype Imaging Holdings, Inc.	5,161	122,574
Motricity, Inc. (a)	6,006	2,192
Multiband Corp. (a)	3,161	7,744
NCI, Inc., Class A (a)	1,117	5,406
NetScout Systems, Inc. (a)	5,017	123,268
NetSuite, Inc. (a)(b)	3,873	310,072
NIC, Inc.	8,641	165,562
Nuance Communications, Inc. (a)	34,060	687,331
Palo Alto Networks, Inc. (a)	4,598	260,247
PC-Tel, Inc.	3,124	22,180
PDF Solutions, Inc. (a)	3,655	58,553
Pegasystems, Inc.	2,534	71,155
Perficient, Inc. (a)	5,138	59,909
Premiere Global Services, Inc. (a)	6,468	71,083
Progress Software Corp. (a)	7,994	182,103
PROS Holdings, Inc. (a)	2,938	79,825

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 22

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Software & Computer Services (concluded)
PTC, Inc. (a)	16,142	$411,460
QAD, Inc., Class A	153	1,965
QAD, Inc., Class B	1,021	11,823
QLIK Technologies, Inc. (a)	10,127	261,580
Quality Systems, Inc.	5,495	100,449
Rackspace Hosting, Inc. (a)(b)	15,030	758,714
RealPage, Inc. (a)	5,103	105,683
RigNet, Inc. (a)	1,771	44,169
Rosetta Stone, Inc. (a)	2,013	30,960
Rovi Corp. (a)	14,104	301,967
Saba Software, Inc. (a)	4,836	38,446
Sapient Corp. (a)	14,917	181,838
SciQuest, Inc. (a)	2,655	63,826
Selectica, Inc. (a)	938	8,489
ServiceNow, Inc. (a)	1,896	68,635
Smith Micro Software, Inc. (a)	4,441	5,862
SoftBrands, Inc. (a)	114	—
SolarWinds, Inc. (a)	8,444	499,040
Solera Holdings, Inc.	9,339	544,744
Sourcefire, Inc. (a)(b)	4,192	248,292
Splunk, Inc. (a)	3,763	150,633
SS&C Technologies Holdings, Inc. (a)(b)	6,546	196,249
Support.com, Inc. (a)	7,841	32,775
Synchronoss Technologies, Inc. (a)	3,738	115,990
Synopsys, Inc. (a)	20,302	728,436
Syntel, Inc.	2,285	154,283
Tangoe, Inc. (a)	4,749	58,840
TeleCommunication Systems, Inc., Class A (a)	7,111	15,858
TeleNav, Inc. (a)	3,039	19,602
TIBCO Software, Inc. (a)	21,081	426,258
Tyler Technologies, Inc. (a)	3,668	224,702
Ultimate Software Group, Inc. (a)	3,755	391,121
Unisys Corp. (a)(b)	6,134	139,548
United Online, Inc.	13,600	82,008
Unwired Planet, Inc. (a)	10,970	24,353
Vantiv, Inc. Class A (a)	6,049	143,603
VASCO Data Security International, Inc. (a)	4,449	37,550
Verint Systems, Inc. (a)	7,226	264,110
VirnetX Holding Corp. (a)(b)	5,832	111,799
Virtusa Corp. (a)	2,832	67,288
VMware, Inc., Class A (a)	11,564	912,168
Vocus, Inc. (a)	2,833	40,087
Wave Systems Corp., Class A (a)(b)	15,303	10,450
Web.com Group, Inc. (a)	4,727	80,737
Websense, Inc. (a)	5,201	78,015
Workday, Inc., Class A (a)	3,376	208,063
Zix Corp. (a)	9,594	34,347
Zynga, Inc. Class A (a)(b)	66,026	221,847

		27,933,177

	Shares	Value
Common Stocks

Support Services — 4.6%
A.M. Castle & Co. (a)	2,490	$43,575
ABM Industries, Inc.	6,610	147,006
Acacia Research Corp. (a)	6,947	209,591
ADA-ES, Inc. (a)	1,470	39,058
The Advisory Board Co. (a)	4,779	250,993
AMN Healthcare Services, Inc. (a)	6,306	99,824
AMREP Corp. (a)	500	5,925
Applied Industrial Technologies, Inc.	5,544	249,480
ARC Document Solutions, Inc. (a)	5,284	15,746
Barnes Group, Inc.	6,337	183,329
Barrett Business Services, Inc.	1,011	53,239
Black Box Corp.	2,301	50,185
Booz Allen Hamilton Holding Corp.	5,054	67,926
The Brink's Co.	6,383	180,384
Broadridge Financial Solutions LLC	16,441	408,394
Cardtronics, Inc. (a)	6,196	170,142
Casella Waste Systems, Inc. (a)	5,598	24,463
Cass Information Systems, Inc.	1,332	55,997
CBIZ, Inc. (a)	7,327	46,746
CDI Corp.	1,825	31,390
Cenveo, Inc. (a)	9,313	20,023
Clean Harbors, Inc. (a)	7,147	415,169
Coinstar, Inc. (a)(b)	3,890	227,254
Comfort Systems USA, Inc.	5,075	71,507
Consolidated Graphics, Inc. (a)	1,159	45,317
Convergys Corp.	14,139	240,787
CoreLogic, Inc. (a)	13,208	341,559
The Corporate Executive Board Co.	4,509	262,243
Corrections Corp. of America	13,691	534,907
CoStar Group, Inc. (a)	3,660	400,624
CRA International, Inc. (a)	1,372	30,692
Crawford & Co., Class B	4,183	31,749
Cross Country Healthcare, Inc. (a)	4,298	22,822
Deluxe Corp.	6,969	288,517
Dice Holdings, Inc. (a)	7,329	74,243
DigitalGlobe, Inc. (a)	10,020	289,678
Document Security Systems, Inc. (a)	4,370	9,920
The Dolan Co. (a)	3,985	9,524
DXP Enterprises, Inc. (a)	1,402	104,729
EnergySolutions, Inc. (a)	11,073	41,524
ENGlobal Corp. (a)	3,131	1,847
Ennis, Inc.	3,495	52,670
Euronet Worldwide, Inc. (a)	6,563	172,869
ExamWorks Group, Inc. (a)	3,730	64,604
ExlService Holdings, Inc. (a)	3,635	119,519
Exponent, Inc.	1,863	100,490
FleetCor Technologies, Inc. (a)	9,149	701,454
Franklin Covey Co. (a)	2,575	37,415
Frontline Capital Group	300	—
FTI Consulting, Inc. (a)(b)	5,524	208,034
Fuel Tech, Inc. (a)	2,618	11,310
Furmamite Corp. (a)	5,698	38,120

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 23

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Support Services (continued)
G&K Services, Inc., Class A	2,571	$117,006
Genpact Ltd.	18,159	330,312
The Geo Group, Inc.	9,774	367,698
Global Cash Access, Inc. (a)	5,824	41,059
Global Payments, Inc.	10,710	531,859
Global Power Equipment Group, Inc.	2,352	41,442
GP Strategies Corp. (a)	2,809	67,023
Harris Interactive, Inc. (a)	7,323	12,303
Heartland Payment Systems, Inc.	5,068	167,092
Heidrick & Struggles International, Inc.	2,173	32,486
Heritage-Crystal Clean, Inc. (a)	1,181	17,833
Higher One Holdings, Inc. (a)	4,629	41,152
Hudson Global, Inc. (a)	4,534	17,864
Huron Consulting Group, Inc. (a)	3,185	128,419
ICF International, Inc. (a)	2,716	73,875
Innerworkings, Inc. (a)	4,226	63,982
Insperity, Inc.	2,922	82,897
Jack Henry & Associates, Inc.	11,578	535,019
Kaman Corp., Class A	3,603	127,798
Kelly Services, Inc., Class A	3,486	65,118
Kforce, Inc.	4,333	70,931
Korn/Ferry International (a)	6,675	119,216
Lawson Products, Inc.	634	11,146
Lender Processing Services, Inc.	11,578	294,776
Lincoln Educational Services Corp.	2,633	15,429
LinkedIn Corp. (a)	9,333	1,643,168
Lionbridge Technologies, Inc. (a)	8,226	31,835
Management Network Group, Inc. (a)	780	2,465
Manpower, Inc.	10,277	582,911
MAXIMUS, Inc.	4,618	369,301
McGrath RentCorp	3,083	95,881
Metalico, Inc. (a)	7,655	12,401
Michael Baker Corp.	1,284	31,458
Mistras Group, Inc. (a)	2,355	57,015
Mobile Mini, Inc. (a)	5,130	150,976
Moduslink Global Solutions, Inc. (a)	6,550	21,615
Monster Worldwide, Inc. (a)	15,737	79,787
MSC Industrial Direct Co., Class A	6,283	538,956
MWI Veterinary Supply, Inc. (a)	1,650	218,229
Navigant Consulting, Inc. (a)	7,098	93,268
NeuStar, Inc., Class A (a)	9,025	419,933
Odyssey Marine Exploration, Inc. (a)	11,503	37,500
Official Payments Holdings, Inc. (a)	3,057	17,333
On Assignment, Inc. (a)	6,042	152,923
Park-Ohio Holdings Corp. (a)	1,366	45,256
Perma-Fix Environmental Services, Inc. (a)	8,189	6,716
PowerSecure International, Inc. (a)	2,629	33,415
PRGX Global, Inc. (a)	3,750	26,063
Quad/Graphics, Inc.	3,360	80,438
R.R. Donnelley & Sons Co.	23,928	288,332
Rentrak Corp. (a)	1,786	39,256
	Shares	Value
Common Stocks

Support Services (concluded)
Resources Connection, Inc.	5,593	$71,031
RPX Corp. (a)	3,484	49,159
Schnitzer Steel Industries, Inc., Class A	3,201	85,339
ServiceSource International, Inc. (a)	7,268	51,385
Sharps Compliance Corp. (a)	2,416	6,475
The Standard Register Co.	4,550	3,825
Startek, Inc. (a)	1,933	11,308
Swisher Hygiene, Inc. (a)	16,316	21,048
SYKES Enterprises, Inc. (a)	5,193	82,880
Team, Inc. (a)	2,604	106,946
TeleTech Holdings, Inc. (a)	3,076	65,242
Tetra Tech, Inc. (a)	8,634	263,251
Towers Watson & Co., Class A	7,552	523,505
TrueBlue, Inc. (a)	5,575	117,856
Unifirst Corp.	2,007	181,634
United Rentals, Inc. (a)	12,703	698,284
United Stationers, Inc.	5,311	205,270
Universal Technical Institute, Inc.	2,991	37,776
URS Corp.	10,296	488,133
US Ecology, Inc.	2,379	63,162
Verisk Analytics, Inc. (a)	19,676	1,212,632
Viad Corp.	2,777	76,812
Waste Connections, Inc.	16,577	596,440
WEX, Inc. (a)	5,217	409,534

		21,183,606

Technology Hardware & Equipment — 4.4%
3D Systems Corp. (a)(b)	10,758	346,838
Acme Packet, Inc. (a)	7,867	229,874
Adtran, Inc.	8,460	166,239
Advanced Energy Industries, Inc. (a)	4,848	88,718
Agilysys, Inc. (a)	2,279	22,653
Alliance Fiber Optic Products, Inc.	1,349	17,577
Amkor Technology, Inc. (a)	9,534	38,136
Amtech Systems, Inc. (a)	1,370	4,946
Anadigics, Inc. (a)	10,415	20,830
Applied Micro Circuits Corp. (a)	9,141	67,826
Arris Group, Inc. (a)	15,552	267,028
Aruba Networks, Inc. (a)	14,705	363,802
Atmel Corp. (a)	58,953	410,313
ATMI, Inc. (a)	4,368	97,974
Aviat Networks, Inc. (a)	9,111	30,704
Aware, Inc.	2,606	12,066
Axcelis Technologies, Inc. (a)	14,315	17,894
AXT, Inc. (a)	5,453	16,032
Brocade Communications Systems, Inc. (a)	61,922	357,290
Brooks Automation, Inc.	8,585	87,395
Cabot Microelectronics Corp. (a)	3,107	107,968
CalAmp Corp. (a)	4,388	48,136
Cavium, Inc. (a)	6,940	269,341
Ceva, Inc. (a)	3,427	53,461

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 24

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Technology Hardware & Equipment (continued)
Ciena Corp. (a)	13,960	$223,500
Cirrus Logic, Inc. (a)(b)	8,885	202,134
Clearfield, Inc. (a)	2,525	15,150
Cohu, Inc.	3,077	28,801
Comtech Telecommunications Corp.	2,469	59,947
Concurrent Computer Corp.	1,957	15,480
Cray, Inc. (a)	5,151	119,555
Cree, Inc. (a)(b)	15,693	858,564
CVD Equipment Corp. (a)(b)	1,035	10,536
Cymer, Inc. (a)	4,226	406,119
Cypress Semiconductor Corp. (a)	18,098	199,621
Dataram Corp. (a)	1,103	2,327
Dialogic, Inc. (a)	1,891	3,366
Diebold, Inc.	8,578	260,085
Digi International, Inc. (a)	3,951	35,282
Diodes, Inc. (a)	4,826	101,249
Dot Hill Systems Corp. (a)	9,114	10,025
DSP Group, Inc. (a)	3,429	27,672
Dycom Industries, Inc. (a)	4,476	88,132
EchoStar Corp. Class A (a)	5,358	208,801
Electronics for Imaging, Inc. (a)	6,467	164,003
Emcore Corp. (a)	3,572	20,789
Emulex Corp. (a)	12,630	82,474
Entegris, Inc. (a)	18,714	184,520
Entropic Communications, Inc. (a)	12,687	51,636
Exar Corp. (a)	6,350	66,675
Extreme Networks, Inc. (a)	13,416	45,212
Fairchild Semiconductor International, Inc. (a)	16,997	240,338
Finisar Corp. (a)	12,811	168,977
Formfactor, Inc. (a)	7,012	32,956
Fusion-io, Inc. (a)	9,603	157,201
Globecomm Systems, Inc. (a)	3,454	41,483
GSI Technology, Inc. (a)	3,362	22,156
Harmonic, Inc. (a)	16,134	93,416
Hittite Microwave Corp. (a)	3,613	218,803
Hutchinson Technology, Inc. (a)	5,295	14,561
ID Systems, Inc. (a)	2,125	12,113
Identive Group, Inc. (a)	7,272	10,763
iGO, Inc. (a)	682	2,680
Ikanos Communications, Inc. (a)	11,101	22,202
Imation Corp. (a)	4,049	15,467
Infinera Corp. (a)	15,825	110,775
Infosonics Corp. (a)	3,600	1,948
Ingram Micro, Inc., Class A (a)	19,995	393,502
Inphi Corp. (a)	2,672	27,922
Insight Enterprises, Inc. (a)	6,030	124,339
Integrated Device Technology, Inc. (a)	19,634	146,666
Integrated Silicon Solutions, Inc. (a)	4,066	37,285
InterDigital, Inc.	5,622	268,900
Intermec, Inc. (a)	7,881	77,470
International Rectifier Corp. (a)	9,332	197,372
Intersil Corp., Class A	16,760	145,980
	Shares	Value
Common Stocks

Technology Hardware & Equipment (continued)
Ixia (a)	7,428	$160,742
IXYS Corp.	3,474	33,316
Kopin Corp. (a)	8,621	31,898
Kulicke & Soffa Industries, Inc. (a)	10,289	118,941
KVH Industries, Inc. (a)	2,117	28,728
Lantronix, Inc. (a)	3,162	6,545
Lattice Semiconductor Corp. (a)	16,058	87,516
Lexmark International, Inc., Class A	8,595	226,908
Loral Space & Communications Ltd.	1,664	102,968
LRAD Corp. (a)	6,254	6,504
LTX-Credence Corp. (a)	7,225	43,639
Marvell Technology Group Ltd.	61,443	650,067
Mattson Technology, Inc. (a)	8,585	11,847
Maxim Integrated Products, Inc.	38,999	1,273,317
MaxLinear, Inc., Class A (a)	4,409	27,336
MEMC Electronic Materials, Inc. (a)	31,847	140,127
Mercury Computer Systems, Inc. (a)	4,615	34,013
Micrel, Inc.	6,410	67,369
Micros Systems, Inc. (a)	10,739	488,732
Microsemi Corp. (a)	12,247	283,763
Mindspeed Technologies, Inc. (a)	5,834	19,427
MKS Instruments, Inc.	7,152	194,534
Monolithic Power Systems, Inc.	4,386	106,887
MoSys, Inc. (a)	5,257	24,760
Nanometrics, Inc. (a)	3,310	47,763
NCR Corp. (a)	21,859	602,434
NeoPhotonics Corp. (a)	3,604	18,416
NETGEAR, Inc. (a)	5,257	176,162
NetList, Inc. (a)	4,429	3,455
Neutral Tandem, Inc.	5,285	17,282
Novatel Wireless, Inc. (a)	4,683	9,319
Oclaro, Inc. (a)	12,672	15,967
OCZ Technology Group, Inc. (a)(b)	9,856	17,741
Omnivision Technologies, Inc. (a)	7,355	101,352
ON Semiconductor Corp. (a)	60,416	500,245
Oplink Communications, Inc. (a)	2,869	47,052
Optical Cable Corp.	1,750	7,298
Overland Storage, Inc. (a)	4,647	5,530
PAR Technology Corp. (a)	1,934	9,109
ParkerVision, Inc. (a)	12,987	47,662
PC Connection, Inc.	2,231	36,477
Pendrell Corp. (a)	23,867	39,619
Performance Technologies, Inc. (a)	1,109	920
Pericom Semiconductor Corp. (a)	3,101	21,118
Photronics, Inc. (a)	8,049	53,767
Pixelworks, Inc. (a)	2,449	5,437
Plantronics, Inc.	5,742	253,739
PLX Technology, Inc. (a)	6,522	29,740
PMC-Sierra, Inc. (a)	27,262	185,109
Polycom, Inc. (a)	23,985	265,754
Power Integrations, Inc.	3,896	169,125
Preformed Line Products Co.	358	25,049
Procera Networks, Inc. (a)	2,920	34,719

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 25

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Technology Hardware & Equipment (concluded)
QLogic Corp. (a)	12,378	$143,585
Quantum Corp. (a)	35,782	45,801
QuickLogic Corp. (a)	7,945	19,545
Radisys Corp. (a)	3,847	18,927
Rambus, Inc. (a)	15,323	85,962
RF Micro Devices, Inc. (a)(b)	38,164	203,032
Rimage Corp.	1,695	15,289
Riverbed Technology, Inc. (a)	22,051	328,780
Rudolph Technologies, Inc. (a)	4,770	56,191
ScanSource, Inc. (a)	3,747	105,740
SeaChange International, Inc. (a)	3,677	43,720
Semtech Corp. (a)	8,869	313,874
Shoretel, Inc. (a)	8,265	30,002
Sigma Designs, Inc. (a)	4,522	22,022
Silicon Graphics International Corp. (a)	4,681	64,364
Silicon Image, Inc. (a)	11,135	54,116
Silicon Laboratories, Inc. (a)	5,176	214,079
Skyworks Solutions, Inc. (a)	25,825	568,925
Sonic Foundry, Inc. (a)	1,436	9,162
Sonus Networks, Inc. (a)	38,922	100,808
Spansion, Inc., Class A (a)	6,194	79,717
STEC, Inc. (a)	5,067	22,396
Super Micro Computer, Inc. (a)	3,733	42,146
Superconductor Technologies, Inc. (a)	625	1,575
Supertex, Inc.	1,497	33,248
Symmetricom, Inc. (a)	6,100	27,694
Synaptics, Inc. (a)	4,504	183,268
SYNNEX Corp. (a)	3,401	125,837
Systemax, Inc.	1,213	12,009
Tech Data Corp. (a)	4,912	224,036
Tellabs, Inc.	44,910	93,862
Telular Corp.	2,742	27,585
Tessera Technologies, Inc.	7,092	132,975
Transact Technologies, Inc.	1,900	14,991
Transwitch Corp. (a)	5,338	2,589
TriQuint Semiconductor, Inc. (a)	21,908	110,635
Ultra Clean Holdings, Inc. (a)	4,138	26,897
Ultratech, Inc. (a)	3,806	150,451
USA Technologies, Inc. (a)	6,360	16,663
VeriFone Systems, Inc. (a)	14,664	303,252
Viasat, Inc. (a)	5,542	268,455
Vitesse Semiconductor Corp. (a)	6,443	13,917
Volterra Semiconductor Corp. (a)	3,634	51,603
VOXX International Corp. (a)	2,602	27,867
Westell Technologies, Inc., Class A (a)	9,091	18,273
Zhone Technologies, Inc. (a)	5,499	4,894

		20,597,974

Tobacco — 0.1%
Alliance One International, Inc. (a)	11,097	43,167
Schweitzer-Mauduit International, Inc.	4,183	162,008
Star Scientific, Inc. (a)(b)	19,381	32,172
Universal Corp.	2,964	166,103
Vector Group Ltd.	8,162	131,571

		535,021

	Shares	Value
Common Stocks

Travel & Leisure — 4.6%
AFC Enterprises, Inc. (a)	3,469	$126,029
Alaska Air Group, Inc. (a)	9,387	600,393
Allegiant Travel Co.	2,077	184,396
Ambassadors Group, Inc.	2,730	11,766
Ameristar Casinos, Inc.	4,678	122,704
Avis Budget Group, Inc. (a)	14,550	404,927
Bally Technologies, Inc. (a)(b)	5,629	292,539
Biglari Holdings, Inc. (a)	172	64,189
BJ's Restaurants, Inc. (a)	3,446	114,683
Bluegreen Corp. (a)	2,333	22,957
Bob Evans Farms, Inc.	3,701	157,737
Boyd Gaming Corp. (a)(b)	7,998	66,144
Bravo Brio Restaurant Group, Inc. (a)	2,876	45,527
Brinker International, Inc.	9,755	367,276
Buffalo Wild Wings, Inc. (a)	2,613	228,716
Burger King Worldwide, Inc.	8,694	166,055
Carmike Cinemas, Inc. (a)	2,607	47,239
Carrols Restaurant Group, Inc. (a)	3,017	15,658
CEC Entertainment, Inc.	2,432	79,648
Century Casinos, Inc. (a)	4,783	13,679
The Cheesecake Factory, Inc.	6,666	257,374
Choice Hotels International, Inc.	3,885	164,374
Churchill Downs, Inc.	1,661	116,336
Cinemark Holdings, Inc.	13,803	406,360
Cosi, Inc. (a)	13,258	9,147
Cracker Barrel Old Country Store, Inc.	3,218	260,175
Delta Air Lines, Inc. (a)	114,633	1,892,591
Denny's Corp. (a)	14,138	81,576
DineEquity, Inc.	2,164	148,862
Domino's Pizza, Inc.	7,822	402,364
Dover Downs Gaming & Entertainment, Inc.	3,295	6,854
Dover Motorsports, Inc.	4,712	9,424
Dunkin' Brands Group, Inc.	10,097	372,377
Einstein Noah Restaurant Group, Inc.	1,251	18,552
Empire Resorts, Inc. (a)	2,676	5,111
Entertainment Gaming Asia, Inc. (a)	3,165	6,077
Famous Dave's of America, Inc. (a)	1,344	14,596
Fiesta Restaurant Group, Inc. (a)	2,239	59,490
Full House Resorts, Inc. (a)	3,528	9,878
Gaming Partners International Corp.	1,400	12,054
Hawaiian Holdings, Inc. (a)	7,344	42,301
Hertz Global Holdings, Inc. (a)	50,817	1,131,186
HomeAway, Inc. (a)	4,776	155,220
Hyatt Hotels Corp. (a)	7,439	321,588
International Speedway Corp., Class A	3,087	100,883
Interval Leisure Group, Inc.	5,356	116,439
Isle of Capri Casinos, Inc. (a)	3,200	20,128
Jack in the Box, Inc. (a)	5,950	205,811
JetBlue Airways Corp. (a)	29,947	206,634
Krispy Kreme Doughnuts, Inc. (a)	9,131	131,852
Las Vegas Sands Corp.	47,809	2,694,037
Life Time Fitness, Inc. (a)(b)	5,350	228,873
Luby's, Inc. (a)	3,348	25,043
Madison Square Garden, Inc. (a)	8,289	477,446

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 26

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Travel & Leisure (concluded)
Marcus Corp.	2,990	$37,345
Marriott Vacations Worldwide Corp. (a)	4,097	175,802
MGM Resorts International (a)	50,752	667,389
Monarch Casino & Resort, Inc. (a)	1,669	16,239
Morgans Hotel Group Co. (a)	5,742	33,993
MTR Gaming Group, Inc. (a)	3,170	10,461
Multimedia Games Holding Co., Inc. (a)	4,015	83,793
Norwegian Cruise Line Holdings, Ltd. (a)	3,261	96,689
Orbitz Worldwide, Inc. (a)	4,217	24,079
Orient Express Hotels Ltd., Class A (a)	12,044	118,754
Panera Bread Co., Class A (a)(b)	3,812	629,895
Papa John's International, Inc. (a)	2,353	145,463
Penn National Gaming, Inc. (a)	9,119	496,347
Pinnacle Entertainment, Inc. (a)	8,683	126,946
Premier Exhibitions, Inc. (a)	8,491	22,586
Reading International, Inc., Class A (a)	3,026	16,946
Red Lion Hotels Corp. (a)	3,364	23,918
Red Robin Gourmet Burgers, Inc. (a)	1,790	81,624
Regal Entertainment Group, Series A	10,929	182,186
Republic Airways Holdings, Inc. (a)	5,460	63,008
Rick's Cabaret International, Inc. (a)	1,858	16,425
Royal Caribbean Cruises Ltd.	19,202	637,891
Ruby Tuesday, Inc. (a)	8,054	59,358
Ruth's Hospitality Group, Inc. (a)	5,434	51,840
Ryman Hospitality Properties	7,255	331,916
Scientific Games Corp., Class A (a)	7,662	67,043
SHFL Entertainment, Inc. (a)	7,674	127,158
Six Flags Entertainment Corp.	6,905	500,474
SkyWest, Inc.	6,464	103,747
Sonic Corp. (a)	7,698	99,150
Speedway Motorsports, Inc.	1,392	25,042
Spirit Airlines, Inc. (a)	6,248	158,449
Steiner Leisure Ltd. (a)	1,878	90,820
Texas Roadhouse, Inc., Class A	7,830	158,088
Town Sports International Holdings, Inc.	3,112	29,440
Travelzoo, Inc. (a)	1,341	28,657
United Continental Holdings, Inc. (a)	44,803	1,434,144
US Airways Group, Inc. (a)(b)	22,225	377,158
Vail Resorts, Inc.	4,787	298,326
The Wendy's Co.	37,892	214,848
WMS Industries, Inc. (a)	7,480	188,571
World Wrestling Entertainment, Inc.	3,952	34,857

		21,330,140

Total Common Stocks – 96.0%		445,466,500

	Beneficial Interest (000)	Value
Other Interests (e)

Fixed Line Telecommunications — 0.0%
Primus Telecommunications Group, Inc. (a)	$29	$1

Pharmaceuticals & Biotechnology — 0.0%
Merck Contingent Value (a)	3	—

Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)	4	—

Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc. (a)	4	—

Travel & Leisure — 0.0%
FRD Acquisition Co. (a)	13	—

Total Other Interests – 0.0%		1

	Shares
Warrants (f)

Automobiles & Parts — 0.0%
Federal-Mogul Corp., Class A (Issued 12/27/07, 1 Share for 1 Warrant, Expires 12/27/14, Strike Price $45.82)	249	3

Oil & Gas Producers — 0.0%
Magnum Hunter Resources Corp. (Issued 8/31/12, 1 Share for 1 Warrant, Expires 10/14/13, Strike Price $10.50)	1,481	—

Total Warrants – 0.0%		3

Total Long-Term Investments (Cost – $287,627,651) – 96.0%		445,466,504

Short-Term Securities

BlackRock Liquidity Funds TempCash, Institutional Class, 0.11% (d)(g)	17,559,308	17,559,308

	Beneficial Interest (000)

BlackRock Liquidity Series LLC, Money Market Series, 0.23% (d)(g)(h)	$27,737	27,737,047

Total Short-Term Securities (Cost – $45,296,355) – 9.8%		45,296,355

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 27

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Value

Total Investments (Cost - $332,924,006*) – 105.8% $	490,762,859
Liabilities in Excess of Other Assets – (5.8)%	(26,702,405)

Net Assets – 100.0%	$464,060,454

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$335,994,044

	Gross unrealized appreciation	$177,921,357
	Gross unrealized depreciation	(23,152,542)

	Net unrealized appreciation	$154,768,815

Notes to Schedule of Investments
(a)					Non-income producing security.
(b)					Security, or a portion of security, is on loan.
(c)					All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d)					Investments in issuers considered to be an affiliate of the Series during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain

BlackRock Liquidity Funds TempCash, Institutional Class	11,170,008	6,389,300[1]	—	17,559,308	$17,559,308	$4,114	$100
BlackRock Liquidity Series LLC, Money Market Series	$14,273,670	$13,463,377[1]	—	$27,737,047	$27,737,047	$86,440	$—
PennyMac Mortgage Investment Trust	5,478	—	—	5,478	$141,825	$—	$3,122

[1]					Represents net shares/beneficial interest purchased.
(e)					Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)					Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(g)					Represents the current yield as of report date.
(h)					Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•					Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange		Expiration	Notional Value	Unrealized Appreciation (Depreciation)

92	Russell 2000 Mini Index	ICE Futures US Indices		June 2013		$8,729,880	$187,905
84	S&P MidCap 400 E-Mini	Chicago Mercantile		June 2013		$9,668,400	277,455
(2)	S&P MidCap 400 E-Mini	Chicago Mercantile		June 2013		$(230,200)	(6,973)

Total							$458,387

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 28

Schedule of Investments (continued)	Master Extended Market Index Series

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Series has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$6,609,894	—	—	$6,609,894
Alternative Energy	293,382	—	—	293,382
Automobiles & Parts	8,825,497	—	—	8,825,497
Banks	22,075,654	—	—	22,075,654
Beverages	302,343	—	—	302,343
Chemicals	11,741,512	—	—	11,741,512
Construction & Materials	11,048,154	—	—	11,048,154
Electricity	8,143,751	—	—	8,143,751
Electronic & Electrical Equipment	13,995,008	—	—	13,995,008
Financial Services	13,462,558	—	—	13,462,558
Fixed Line Telecommunications	1,556,326	—	—	1,556,326
Food & Drug Retailers	3,082,105	—	—	3,082,105
Food Producers	6,264,831	—	$226	6,265,057
Food Products	2,428,827	—	—	2,428,827
Forestry & Paper	1,516,607	—	—	1,516,607
Gas, Water & Multi-Utilities	7,123,172	—	—	7,123,172
General Industrials	5,822,545	—	—	5,822,545
General Retailers	20,877,037	—	—	20,877,037
Health Care Equipment & Services	22,778,948	—	—	22,778,948
Household Goods & Home Construction	10,312,253	—	—	10,312,253
Industrial Engineering	14,476,267	—	—	14,476,267
Industrial Metals & Mining	3,095,109	—	—	3,095,109
Industrial Transportation	8,180,753	—	—	8,180,753
Leisure Goods	3,718,189	—	—	3,718,189

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 29

Schedule of Investments (concluded)	Master Extended Market Index Series
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks (concluded):
Life Insurance	$1,892,090	—	—	$1,892,090
Media	17,223,880	—	—	17,223,880
Mining	3,047,302	—	—	3,047,302
Mobile Telecommunications	1,986,489	—	—	1,986,489
Nonlife Insurance	16,236,092	—	—	16,236,092
Oil & Gas Producers	17,612,907	—	—	17,612,907
Oil Equipment, Services & Distribution	12,034,652	—	—	12,034,652
Personal Goods	6,398,276	—	—	6,398,276
Pharmaceuticals & Biotechnology	21,527,294	—	—	21,527,294
Real Estate Investment & Services	2,861,844	—	—	2,861,844
Real Estate Investment Trusts (REITs)	45,334,808	—	—	45,334,808
Software & Computer Services	27,933,177	—	—	27,933,177
Support Services	21,183,606	—	—	21,183,606
Technology Hardware & Equipment	20,597,974	—	—	20,597,974
Tobacco	535,021	—	—	535,021
Travel & Leisure	21,330,140	—	—	21,330,140
Other Interests:
Fixed Line Telecommunications	—	—	$1	1
Warrants:
Automobiles & Parts	3	—	—	3
Short-Term Securities	17,559,308	$27,737,047	—	45,296,355
Total	$463,025,585	$27,737,047	$227	$490,762,859

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$465,360	—	—	$465,360
Liabilities:
Equity contracts	(6,973)	—	—	(6,973)
Total	$458,387	—	—	$458,387

[1]Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(145,480)	—	$(145,480)
Collateral on securities loaned at value	—	(27,737,047)	—	(27,737,047)
Total	—	$(27,882,527)	—	$(27,882,527)

There were no transfers between levels during the period ended March 31, 2013.

Certain of the Series’ investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013 30

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 24, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 24, 2013